      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 27, 2004


                                                     REGISTRATION NOS. 33-21677;
                                                                        811-5547

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.   /--/
                       ----------------------------------

                      Post-Effective Amendment No. 47 /X/
                      -----------------------------------


                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                          Amendment No. 50          /X/
                          -----------------------------

                                  LAUDUS TRUST

               (Exact Name of Registrant as Specified in Charter)

                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
               (Address of Principal Executive Offices) (Zip code)

                                  800-447-3332

              (Registrant's Telephone Number, including Area Code)

NAME AND ADDRESS OF AGENT FOR SERVICE:         COPIES TO:
JANA D. THOMPSON                               THOMAS S. HARMAN, ESQ.
Charles Schwab Investment Management, Inc.     Morgan, Lewis & Bockius LLP
101 Montgomery Street                          1111 Pennsylvania Avenue, NW
San Francisco, CA 94104                        Washington, D.C. 20004


Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):

/ /   Immediately upon filing pursuant to paragraph (b)

/X/   On June 1, 2004 pursuant to paragraph (b)

/ /   60 days after filing pursuant to paragraph (a)(1)
/ /   On (date) pursuant to paragraph (a)(1)
/ /   75 days after filing pursuant to (a)(2)

/ /   On (date) pursuant to paragraph (a)(2) of Rule 485

              LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND


                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                 1-866-4-LAUDUS

                                  JUNE 1, 2004


THE LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND SEEKS TO INCREASE THE
    VALUE OF YOUR INVESTMENT THROUGH INVESTMENT IN LARGE CAPITALIZATION VALUE STOCKS. THE FUND'S INVESTMENT ADVISER IS CHARLES SCHWAB INVESTMENT MANAGEMENT,
     INC. THE FUND'S SUBADVISER IS AXA ROSENBERG INVESTMENT MANAGEMENT LLC.


                   PLEASE REFER TO THE END OF THIS PROSPECTUS
                    FOR IMPORTANT PRIVACY POLICY INFORMATION.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
  OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
                 ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

                                TABLE OF CONTENTS


                                                                                                PAGE
INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND SUMMARY OF PRINCIPAL RISKS              1

FEES AND EXPENSES                                                                                  3

PRINCIPAL RISKS                                                                                    4

THE SUBADVISER'S GENERAL INVESTMENT PHILOSOPHY                                                     4

MANAGEMENT OF THE FUND                                                                             6

HOW THE FUND PRICES ITS SHARES                                                                    10

MULTIPLE CLASSES                                                                                  10

PURCHASING FUND SHARES                                                                            11

REDEEMING FUND SHARES                                                                             13

EXCHANGING SHARES                                                                                 15

TAXES                                                                                             16

OTHER INFORMATION                                                                                 17

                               RISK/RETURN SUMMARY


The following is a summary of certain key information about the Laudus Rosenberg U.S. Large Capitalization Value Fund (the "Fund"). This summary identifies the Fund's investment objective, principal investment strategies and principal risks. The principal risks of the Fund are identified below and more fully discussed beginning on page 4. You can find more detailed descriptions of the Fund further back in this prospectus (the "Prospectus"). Please be sure to read this additional information BEFORE you invest.


                    Other important things for you to note:

          -         You may lose money by investing in the Fund.

          - An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a series of the Laudus Trust (the "Trust"). The Fund is advised by Charles Schwab Investment Management, Inc. ("CSIM"). AXA Rosenberg Investment Management LLC ("AXA Rosenberg") acts as subadviser to the Fund.





INVESTMENT OBJECTIVE

The Fund seeks capital appreciation through investing in large capitalization value stocks.


SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States ("U.S. Large Capitalization Companies") and will generally exhibit a value style of investing. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 1000(R) Value Index, which, as of April 30, 2004, included companies with market capitalizations between $582 million and $284 billion. The definition of U.S. Large Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 1000(R) Value Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of U.S. Large Capitalization Companies.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. In addition, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA

Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.


The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund are likely to reflect short-term capital gains which are taxed like ordinary income rather than long-term capital gain distributions.


The investment objective and policies of the Fund may be changed without shareholder approval unless explicitly stated otherwise.


SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

RISK OF OVERWEIGHTING. This is the risk that, because the Fund invests primarily in U.S. Large Capitalization Companies, it may from time to time overweight investments in certain sectors or industries of the stock market and may suffer a loss because of general declines in the price of stocks in those sectors or industries.


PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 4.


PERFORMANCE INFORMATION

The Fund has not provided performance information because it is not yet in operation.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                                                     INSTITUTIONAL   INVESTOR
                                                                                     -------------   --------
SHAREHOLDER FEES (paid directly from your investment):
     Maximum Sales Charge (Load)                                                          N/A          N/A
     Maximum Sales Charge (Load) Imposed on Purchases                                     N/A          N/A
     Maximum Deferred Sales Charge (Load)                                                 N/A          N/A
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A          N/A
     Redemption Fee (charged only to shares redeemed within 30 days of purchase)(a)      2.00%        2.00%


----------

     (a) The Trust reserves the right to, in its sole discretion, waive this fee when, in its judgment, such waiver would be in the best interests of the Trust or the Fund. See "Redeeming Fund Shares." The Fund charges no other redemption fees.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLE This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year, that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown below, and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower. Based on those assumptions, your costs would be:

                               OPERATING EXPENSES

CLASS OF SHARES                                   INSTITUTIONAL   INVESTOR
-----------------------------------------------   -------------   --------
Management Fees                                       0.75%         0.75%
Distribution and Shareholder Service (12b-1)          None          0.25%
  Fees
Other Expenses(a)                                     4.05%         4.20%
                                                     ------        ------
Total Annual Fund Operating Expenses                  4.80%         5.20%
Fee Waiver and/or Expense Reimbursement(b)           -3.81%        -3.81%
                                                     ------        ------
Net Expenses                                          0.99%         1.39%
                                                     ======        ======

                                     EXAMPLE


                        1        3
                       YEAR    YEARS
                      ------   ------
Institutional         $  101   $  315
Investor              $  142   $  440


----------
     (a) Because the Fund is a new fund (as defined in Form N-1A under the Investment Company Act of 1940, as amended), "Other Expenses" are based on estimated amounts for the current fiscal year.


     (b) Reflects CSIM's contractual undertaking (the "Expense Limitation Agreement") to waive its management fee and bear certain expenses (excluding nonrecurring account fees, extraordinary expenses, service fees, subtransfer agency and subaccounting fees and distribution and shareholder service fees) until further notice (and in any event at least until March 31, 2007). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by the Fund to CSIM to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

                                 PRINCIPAL RISKS

The value of your investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect the Fund's investments as a whole. The Fund could be subject to additional risks because the types of investments made by the Fund can change over time.

INVESTMENT RISKS. An investment in the Fund involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting the Fund's portfolio. Investment in shares of the Fund is, like investment in common stocks, more volatile and risky than some other forms of investment.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed investment portfolio. This is the risk that AXA Rosenberg will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that it will produce the desired results. In some cases, certain investments may be unavailable or AXA Rosenberg may not choose certain investments under market conditions when, in retrospect, their use would have been beneficial to the Fund.

RISK OF OVERWEIGHTING. This is the risk that, by overweighting investments in certain sectors or industries of the stock market, the Fund will suffer a loss because of general advances or declines on the prices of stocks in those sectors or industries.


PORTFOLIO TURNOVER. The consideration of portfolio turnover does not constrain AXA Rosenberg's investment decisions. The Fund is actively managed and the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover rates will result in comparatively greater brokerage commissions or other transaction costs. Such costs will reduce the Fund's return. A higher portfolio turnover rate will also result in the realization of substantial net short-term gains, which are taxable as ordinary income to shareholders when distributed.


                 THE SUBADVISER'S GENERAL INVESTMENT PHILOSOPHY

AXA Rosenberg uses a bottom-up, fundamental stock selection process driven by proprietary technology, through which it seeks to outperform a benchmark while diversifying investment risk across a portfolio's holdings. In seeking to outperform the Fund's designated benchmark, AXA Rosenberg also attempts to control risk in the Fund's portfolio relative to the securities constituting that benchmark. Since the Fund is substantially invested in equities at all times, AXA Rosenberg does not seek to earn an extraordinary return by timing the market. AXA Rosenberg seeks to avoid constructing a portfolio that differs significantly from the benchmark with respect to characteristics such as market capitalization, historic relative volatility and industry weightings. The Fund seeks to have exposure to these factors similar to that of the designated benchmark.

AXA Rosenberg's goal for the Fund is to identify companies that it believes have the best future earnings potential, combined with the right risk characteristics. AXA Rosenberg's investment decisions are guided by proprietary technology known as "expert systems." These systems are engineered to think like top analysts, with the unique capacity to evaluate simultaneously the fundamentals of 17,500 stocks worldwide. Two stock selection models, a Valuation Model and an Earnings Forecast Model are the keys to their process.

AXA Rosenberg's investment strategy seeks to identify mispriced stocks across industries, and in some cases countries, through rigorous analysis of a company's fundamental data. It employs a systematic, disciplined framework for stock selection that uses a relative-value approach and a focus on risk management. AXA Rosenberg compares companies operating in similar businesses to identify those that they believe are undervalued in relation to their peers. For each of the stocks it evaluates, it creates a valuation view and an earnings forecast view, and puts the two views together to gain an overall perspective of the potential attractiveness of each stock. Then AXA Rosenberg compares the risks of each of the stocks that it believes are the most attractive in an attempt to build a portfolio that strikes an optimal balance between risk and reward.




DECISION PROCESS

AXA Rosenberg uses proprietary systems to focus on generating unique insights into earnings--across industries and countries. Its decision process is a continuum. Its research function develops models that analyze the more than 17,500 securities in the global universe. These models include analyses of both fundamental data and historical price performance. The portfolio management function optimizes each portfolio's composition, executes trades, and monitors performance and trading costs.

The essence of AXA Rosenberg's approach is attention to important aspects of the investment process. Factors crucial to successful stock selection include: (1) accurate and timely data on a large universe of companies; (2) subtle quantitative descriptors of value and predictors of changes in value; and (3) insightful definitions of similar businesses. AXA Rosenberg regularly assimilates, checks and structures the input data on which its models rely. It believes that with correct data, the recommendations made by the system will be sound.

STOCK SELECTION

Fundamental valuation of stocks is key to AXA Rosenberg's investment process, and the heart of the valuation process lies in its proprietary Valuation Model. An important feature of the Valuation Model is the classification of companies into one or more of 170 groups of "similar" businesses. Each company is broken down into its individual business segments. Each segment is compared with similar segments of other companies doing business in the same geographical market and, in most cases, in different markets. AXA Rosenberg appraises the company's assets, operating earnings and sales within each business segment, using the market's valuation of the relevant category of business as a guide where possible. It then puts the segment appraisals together to create balance sheet, income statement, and sales valuation models for each total company, while adjusting the segment appraisals to reflect variables which apply only to the total company, such as taxes, capital structure, and pension funding.


AXA Rosenberg's proprietary Earnings Forecast Model attempts to predict the earnings change for companies over a one-year period. This model examines, among other things, measures of company profitability, measures of operational efficiency, analysts' earnings estimates and measures of investor sentiment, including broker recommendations, earnings surprise and prior market performance. In different markets around the world, AXA Rosenberg has different levels of investor sentiment data available and observes differing levels of market response to the model's various predictors.

AXA Rosenberg combines the results of the Earnings Forecast Model with the results of the Valuation Model to determine the attractiveness of a stock for purchase or sale.

OPTIMIZATION

AXA Rosenberg's portfolio optimization system attempts to construct a Fund portfolio that will outperform the benchmark. The optimizer simultaneously considers both the recommendations of AXA Rosenberg's stock selection models and the risks in determining portfolio transactions. No transaction will be executed unless the opportunity offered by a purchase or sale candidate sufficiently exceeds the potential of an existing holding to justify the transaction costs.

TRADING

AXA Rosenberg's trading system aggregates the recommended transactions for the Fund and determines the feasibility of each recommendation in light of the stock's liquidity, the expected transaction costs, and general market conditions. It relays target price information to a trader for each stock considered for purchase or sale. Trades are executed through any one of four trading strategies: traditional brokerage, networks, accommodation, and package or "basket" trades.


In the United States, the network arrangements AXA Rosenberg has developed with Instinet Matching System ("IMS") and Portfolio System for Institutional Trading ("POSIT") facilitate large volume trading with little or no price disturbance and low commission rates.


AXA Rosenberg uses accommodative trading, which allows institutional buyers and sellers of stock to present it with their "interest" lists electronically each morning. Any matches between the inventory that the brokers have presented and AXA Rosenberg's own recommended trades are signaled to its traders. Because the broker is doing agency business and has a client on the other side of the trade, it expects the other side to be accommodative in setting the price. AXA Rosenberg's objective in using this system is to execute most trades on its side of the bid/ask spread so as to minimize market impact.

Package trades further allow AXA Rosenberg to trade large lists of orders simultaneously using state of the art tools such as the Instinet Real-Time System, Instinet Order Matching System and Lattice Trading System. Those tools provide order entry, negotiation and execution capabilities, either directly to other institutions or electronically to the floor of the exchange. The advantages of using such systems include speed of execution, low commissions, anonymity and very low market impact.

AXA Rosenberg continuously monitors trading costs to determine the impact of commissions and price disturbances on the Fund's portfolio.

                             MANAGEMENT OF THE FUND

The Trust's Board of Trustees oversees the general conduct of the Trust and the Fund. CSIM serves as investment adviser to the Fund. AXA Rosenberg is the Fund's subadviser.

In its capacity as subadviser, AXA Rosenberg provides day-to-day portfolio management services to the Fund, while, as adviser, CSIM supervises AXA Rosenberg and assumes other functions, including managing the Fund's other affairs and business, subject to the supervision of the Board of Trustees.

The Fund pays CSIM an advisory fee for these services on a monthly basis. CSIM will be paid 0.75% of net assets under management. CSIM - and not the Funds - pays a portion of the advisory fees it receives to AXA Rosenberg in return for its services.

As described in the "Annual Fund Operating Expenses" table in the section entitled "Fees and Expenses," CSIM has entered into an Expense Limitation Agreement to reduce its management fees and bear certain expenses until March 31, 2007, to limit the Fund's total annual operating expenses. Under that agreement, any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to CSIM during the next two fiscal years to the extent that repayment will not cause the Fund's expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.


INVESTMENT ADVISER AND SUBADVISER


The investment adviser for the Fund is CSIM, 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, CSIM today serves as investment adviser for all of the SchwabFunds and the Laudus Variable Insurance Trust. As of April 31, 2004, CSIM managed 61 mutual funds and more than $137.7 billion in assets.

AXA Rosenberg is the Fund's subadviser. AXA Rosenberg's address is 4 Orinda Way, Building E, Orinda, CA 94563. AXA Rosenberg provides investment advisory services to a number of institutional investors as well as the Laudus Variable Insurance Trust.


PORTFOLIO MANAGEMENT

A team of personnel employed by AXA Rosenberg and an affiliated entity, the Barr Rosenberg Research Center LLC (the "Research Center"), is jointly and primarily responsible for the day-to-day operations of the portfolio of the Fund.

INDEPENDENT TRUSTEES

Nils H. Hakansson, Mariann Byerwalter, and William A. Hasler are the Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust.


NILS H. HAKANSSON. Professor Hakansson is the Sylvan C. Coleman Professor of Finance and Accounting at the Haas School of Business, University of California, Berkeley. He is a former member of the faculty at UCLA as well as at Yale University. At Berkeley, he served as Director of the Berkeley Program in Finance (1988-1991) and as Director of the Professional Accounting Program (1985-1988). Professor Hakansson is a Certified Public Accountant and spent three years with Arthur Young & Company prior to receiving his Ph.D. from UCLA in 1966. He has twice been a Visiting Scholar at Bell Laboratories in New Jersey and was, in 1975, the Hoover Fellow at the University of New South Wales in Sydney and, in 1982, the Chevron Fellow at Simon Fraser University in British Columbia. In 1984, Professor Hakansson was a Special Visiting Professor at the Stockholm School of Economics, where he was also awarded an honorary doctorate in economics. He is a past president of the Western Finance Association (1983-1984). Professor Hakansson has published a number of articles in academic journals and in professional volumes. Many of his papers address various aspects of asset allocation procedures as well as topics in securities innovation, information economics and financial reporting. He has served on the editorial boards of several professional journals and been a consultant to the RAND Corporation and a number of investment organizations. Professor Hakansson is a member of the board of two foundations and a past board member of SuperShare Services Corporation and of Theatrix Interactive, Inc. and a Trustee of the Laudus Variable Insurance Trust. He is also a

Fellow of the Accounting Researchers International Association and a member of the Financial Economists Roundtable.

MARIANN BYERWALTER. Ms. Byerwalter is the Chairman of JDN Corporate Advisory LLC, and serves on the Board of Trustees of Stanford University, and as a Director of America First Companies, Omaha, NE; Redwood Trust, Inc.; SRI International; PMI Group, Inc; Lucile Packard Children's Hospital; the SchwabFunds family of mutual funds; and the Laudus Variable Insurance Trust. Until 2002, she served as a Director of LookSmart, Ltd., an Internet Infrastructure company. From 1996 until 2001, she served as Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001 as Special Adviser to the President of Stanford University. Prior to her service at Stanford, she was a partner and co-founder of America First Financial Corporation, an affiliate of America First Companies of Omaha, Nebraska, which acquired EurekaBank, a $2.4 billion institution in the San Francisco Bay Area. Ms. Byerwalter performed all corporate development functions for EurekaBank, including acquisitions and divestitures, and served as the Chief Operating Officer, Chief Financial Officer and a Director of America First Eureka Holdings, the holding company for EurekaBank, a publicly traded institution. Before this, Ms. Byerwalter was Vice President for Strategic Planning and Corporate Development at BankAmerica Corporation, managing acquisitions and divestitures for BankAmerica.


Ms. Byerwalter earned a Bachelor's Degree in Economics and Political Science/Public Policy from Stanford University and a Masters Degree in Business Administration from Harvard Business School. She received the 1998 Financial Woman of the Year Award from the Financial Women's Association of San Francisco, and she was named to the SAN FRANCISCO BUSINESS TIMES' "Most Influential Women in the Bay Area" for 2001 and 2002.


WILLIAM A. HASLER. Mr. Hasler is the Vice Chairman of Aphton Corporation, a bio-pharmaceuticals company. He serves on the Board of Directors of Solectron Corporation, as the Non-Executive Chairman, Airlease Ltd., Mission West Properties and Stratex Corporation. He also serves as a Public Governor and member of the Executive Committee of the Pacific Stock & Options Exchange in San Francisco, and as a Trustee of the SchwabFunds family of mutual funds and the Laudus Variable Insurance Trust. From 1991 to 1998, Mr. Hasler was Dean of the Haas School of Business at the University of California, Berkeley. From 1984 to 1991, he served as Vice Chairman and Director of KPMG Peat Marwick, LLP, with responsibility first for operations in the Western United States, including the audit, tax and management consulting practices, and then for worldwide management of the consulting practice. He joined KPMG in 1967, serving in various management capacities including Partner-in-Charge with responsibility for the management consulting practices of, successively, Western Financial Services, Los Angeles Consulting, Southern California Area Consulting, and New York Area Consulting.

Mr. Hasler is a Certified Public Accountant. He earned a Bachelor of Arts Degree in Economics and Chemistry from Pomona College, and a Masters Degree in Business Administration from Harvard University.


INTERESTED TRUSTEE

Jeffrey M. Lyons is the Trustee of the Trust who is an "interested person" (as defined in the 1940 Act) of the Trust.


JEFFREY M. LYONS. Mr. Lyons is Executive Vice President in charge of the Asset Management Products and Services Enterprise at Charles Schwab & Co., Inc. ("Schwab"). Mr.

Lyons heads up Schwab's $390 billion asset management business, including CSIM, Schwab's money management division; the Mutual Fund OneSource(R) and Mutual Fund MarketPlace(R) programs; the Managed Accounts division; Insurance and Annuity Services; and Mutual Fund Clearing Services. He has served as a Trustee of the SchwabFunds family of mutual funds since 2001, and in 2003 he was elected to the Board of Governors of the Investment Company Institute. He is also a Trustee of the Laudus Variable Insurance Trust.

Before assuming his current responsibilities, Mr. Lyons served as Executive Vice President of Mutual Funds, and was responsible for Schwab's third party fund business, including Mutual Fund Marketing, Mutual Fund Operations, Fund Relations, and Mutual Fund Clearing Services, as well as Insurance and Annuity Services. Mr. Lyons joined Schwab in 1984. In addition to his leadership in Schwab's Mutual Funds Enterprise, he has held several positions in the company's Retail Marketing Enterprise. From 1987 to 1994, he was responsible for new account acquisition and brand management for retail brokerage products and services. He also served as Senior Vice President for the Affluent Customer Enterprise, where he was responsible for formulating strategy and building services to attract and retain high net worth clients. Mr. Lyons received his B.S. degree in Political Science from University of Wisconsin, Madison in 1977 and his MBA from University of California, Berkeley in Finance/Marketing. He resides in the Bay Area with his wife and two children.


                         HOW THE FUND PRICES ITS SHARES


In valuing its securities, the Fund uses market quotes if they are readily available. In cases where quotes are not readily available, or the Trust deems them unreliable, the Fund may value securities based on fair values developed using methods approved by the Fund's Board of Trustees.


                                MULTIPLE CLASSES


As indicated previously, the Fund offers two classes of shares in this Prospectus to investors, with eligibility for purchase depending on the amount invested in a particular Fund. The two classes of shares are Institutional Shares and Investor Shares. A purchase of Investor Shares requires an initial minimum investment of $2,500. A purchase of Institutional Shares requires an initial minimum investment of $250,000.


INSTITUTIONAL SHARES

Institutional Shares may be purchased by institutions such as endowments and foundations, plan sponsors of 401(a), 401(k), 457 and 403(b) plans and individuals. In order to be eligible to purchase Institutional Shares, an institution, plan or individual must make an initial investment of at least $250,000 in the Fund. In its sole discretion, CSIM may waive this minimum investment requirement. CSIM currently waives this investment minimum for the retirement plans described above, and for certain wrap accounts. It intends to do so for its employees, for the spouse, parents, children, siblings, grandparents or grandchildren of such employees, for employees of the Administrator and for Trustees of the Trust who are not interested persons of the Trust, CSIM or AXA Rosenberg and their spouses. Institutional Shares are sold without any initial or deferred sales charges and are not subject to any ongoing Distribution and Shareholder Service Fee.


INVESTOR SHARES

Investor Shares may be purchased by institutions, certain individual retirement accounts and individuals. In order to be eligible to purchase Investor Shares, an investor must make an initial investment of at least $2,500 in the Fund. In its sole discretion, CSIM may waive this minimum investment requirement. The Trustees have authorized the Trust to reimburse, out of the Investor Class assets of the Fund, financial intermediaries that provide sub-accounting and sub-transfer agency services, in connection with Investor Class shares of the Fund an amount up to 0.15% on an annual basis of the average daily net assets of that class. In addition, as described below, the Distribution and Shareholder Service Plan that the Trust has adopted for Investor Shares permits the Trust to reimburse, out of the Investor Class assets of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of Investor Class shares of the Fund (see "Purchasing Fund Shares--Distributor").


GENERAL

Shares of the Fund may be sold to corporations or other institutions such as trusts, foundations, broker-dealers or other intermediaries purchasing for the accounts of others (collectively, "Shareholder Organizations"). Investors purchasing and redeeming shares of the Fund through a Shareholder Organization may be charged a transaction-based fee or other fee for the services provided by the Shareholder Organization. Each such Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions with respect to purchases and redemptions of Fund shares. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their particular organization.


                             PURCHASING FUND SHARES


The offering price for shares of the Fund is the net asset value per share next determined after receipt of a purchase order. See "How the Fund Prices Its Shares." Investors may be charged an additional fee by their broker or agent if they effect transactions through such persons.

If you deal directly with a Shareholder Organization, you will have to follow the Shareholder Organization's procedures for transacting with the Fund. For more information about how to purchase, sell or exchange Fund shares through your Shareholder Organization, you should contact your Shareholder Organization directly.


INITIAL CASH INVESTMENTS BY WIRE
Subject to acceptance by the Trust, shares of the Fund may be purchased by wiring federal funds. Please first contact the Trust at 1-800-447-3332 for complete wiring instructions. Notification must be given to the Trust at 1-800-447-3332 prior to 4:00 p.m., New York time, of the wire date. Federal funds purchases will be accepted only on a day on which the Trust, the Distributor and the Custodian are all open for business. A completed Account Application must be overnighted to the Trust at Laudus Trust, c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-8021. Please note the minimum initial investment requirements for each class as set forth above under "Multiple Classes."

INITIAL CASH INVESTMENTS BY MAIL
Subject to acceptance by the Trust, an account may be opened by completing and signing an Account Application and mailing it to Laudus Trust, P.O. Box 182495, Columbus, Ohio 43218-2495.

The Fund to be purchased should be specified on the Account Application. In all cases, subject to acceptance by the Trust, payment for the purchase of shares received by mail will be credited to a shareholder's account at the net asset value per share of the Fund next determined after receipt, even though the check may not yet have been converted into federal funds. Please note minimum initial investment requirements for each class as set forth above under "Multiple Classes."

ADDITIONAL CASH INVESTMENTS

Additional cash investments may be made at any time by mailing a check to the Trust at the address noted under "--Initial Cash Investments by Mail" (payable to Laudus Trust) or by wiring monies as noted under "--Initial Cash Investments by Wire." Notification must be given at 1-800-447-3332 or to the appropriate broker-dealer prior to 4:00 p.m., New York time, of the wire date.

INVESTMENTS IN-KIND (INSTITUTIONAL SHARES)

Institutional Shares may be purchased in exchange for common stocks on deposit at The Depository Trust Company ("DTC") or by a combination of such common stocks and cash. Purchase of Institutional Shares of the Fund in exchange for stocks is subject in each case to CSIM's determination that the stocks to be exchanged are acceptable. Securities accepted by CSIM in exchange for Fund shares will be valued as set forth under "How the Fund Prices Its Shares" (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. Generally, the exchange of common stocks for Institutional Shares will be a taxable event for federal income tax purposes, which will trigger gain or loss to an investor subject to federal income taxation, measured by the difference between the value of the Institutional Shares received and the investor's basis in the securities tendered. Accordingly, you should consult your tax adviser before making such an in-kind purchase.

CSIM will not approve the acceptance of securities in exchange for Fund shares unless: (i) CSIM believes the securities are appropriate investments for the Fund; (ii) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (iii) the securities may be acquired under the Fund's investment restrictions.


OTHER PURCHASE INFORMATION
An eligible shareholder may also participate in the Laudus Funds Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in Investor Shares of the Fund through the use of electronic funds transfers. Investors may commence their participation in this program with a minimum initial investment of $2,500 and may elect to make subsequent investments by transfers of a minimum of $50 into their established Fund account. You may contact the Trust for more information about the Laudus Funds Automatic Investment Program.

For purposes of calculating the purchase price of Fund shares, a purchase order is received by the Trust on the day that it is in "good order" unless it is rejected by the Transfer Agent. For a cash purchase order of Fund shares to be in "good order" on a particular day, a check or money wire must be received on or before 4:00 p.m., New York time, on that day. If the consideration is received by the Trust after the deadline, the purchase price of Fund shares will be based upon the next determination of net asset value of Fund shares. No third party or foreign checks will be accepted. In the case of a purchase in-kind of Institutional Shares, such purchase order will be rejected if the investor's securities are not placed on deposit at DTC prior to 10:00 a.m., New York time.


The Trust reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject purchase orders when, in its judgment, such suspension or rejection would be in the best interests of the Trust or the Fund. You may be subject to a fee of 2% if you redeem or exchange your shares within 30 days of purchase. See "Redeeming Fund Shares." Purchases of the Fund's shares may be made in full or in fractional shares of such Fund calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.


DISTRIBUTOR
Institutional and Investor Shares of the Fund are sold on a continuous basis by the Trust's distributor, Laudus Distributor, Inc., formerly Barr Rosenberg Funds Distributor, Inc., (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. The Distributor's principal offices are located at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110.


Solely for the purpose of compensating the Distributor for services and expenses primarily intended to result in the sale of Investor Shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Investor Shares of the Trust, shares of such class are subject to an annual distribution and shareholder service fee (the "Distribution and Shareholder Service Fee") of up to 0.25% of the Fund's average daily net assets attributable thereto in accordance with a Distribution and Shareholder Service Plan (the "Distribution and Shareholder Service Plan") adopted by the Trustees pursuant to Rule 12b-1 under the 1940 Act. Although the Distributor also sells Institutional Shares of the Fund, the Fund pays no fees to the Distributor in connection with such shares under the Distribution and Shareholder Service Plan.


Expenses and services for which the Distributor may be reimbursed include, without limitation, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor (or of participating or introducing brokers who engage in distribution of the Investor Shares), printing of prospectuses and reports for other than existing Investor shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Trust to such shareholders. The Distribution and Shareholder Service Plan is a "compensation" plan. This means that, although the Trustees expect to take into account the expenses of the Distributor in their periodic review of the Distribution and Shareholder Service Plan, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

                              REDEEMING FUND SHARES


Shares of the Fund may be redeemed by mail, or, if authorized by an investor in an Account Application, by telephone. The value of shares redeemed may be more or less than the original cost of those shares, depending on the market value of the investment securities held by the Fund at the time of the redemption and on any expenses and charges attributable thereto. CSIM currently waives the application of the short-term redemption fee, discussed above in the "Purchasing Fund Shares" section, for 401(a), 401(k), 457, and 403(b) retirement plans, as well as for certain wrap accounts.

As noted above in the "Purchasing Fund Shares" section, if you deal directly with a Shareholder Organization, you should contact your Shareholder Organization for more information about how to redeem Fund shares.


BY MAIL

The Trust will redeem its shares at the net asset value per share next determined after the request is received in "good order." See "How the Fund Prices Its Shares." Requests should be addressed to Laudus Trust, P.O. Box 182495, Columbus, Ohio 43218-2495.


To be in "good order," a request must include the following documentation:

     (a) a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;
     (b) any required signature guarantees; and

     (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

SIGNATURE GUARANTEES


To protect shareholder accounts, the Trust and the Transfer Agent from fraud, signature guarantees may be required to enable the Trust to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, and (3) share transfer requests. Signature guarantees may be obtained from certain eligible financial institutions, including but not limited to, the following: U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New York Stock Exchange Medallion Signature Program ("MSP"). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. Shareholders may contact the Trust at 1-800-447-3332 for further details.

BY TELEPHONE
Provided the telephone redemption option has been authorized by an investor in an Account Application, a redemption of shares may be requested by calling the Trust at 1-800-447-3332 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the telephone redemption option or the telephone exchange option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and the shareholder, not the Trust or the Transfer Agent, bears the risk of loss in the event of unauthorized instructions reasonably believed by the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone. Payments on telephone redemptions will be suspended for a period typically expected not to exceed 7 business days following a telephonic address change.


SYSTEMATIC WITHDRAWAL PLAN
An owner of $12,000 or more of shares of the Fund may elect to have periodic redemptions made from the investor's account to be paid on a monthly, quarterly, semiannual or annual basis. The maximum payment per year is 12% of the account value at the time of the election. The Trust will normally redeem a sufficient number of shares to make the scheduled redemption payments on a date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.


EARLY REDEMPTIONS AND MARKET TIMING

Shares redeemed or exchanged within 30 days of purchase will be subject to a fee of 2%, which is intended to limit short-term trading in the Fund, or to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. Such fee will be paid to the Fund. The Trust reserves the right, in its sole discretion, to waive such fee when, in its judgment, such waiver would be in the best interests of the Trust or the Fund.


While the Fund discourages mutual fund market timing and maintains procedures designed to provide reasonable assurances that such activity will be identified and terminated, including the imposition of the redemption fee described above, no policy or procedure can guarantee that all such activity will in fact be identified or that such activity can be completely eliminated.


FURTHER REDEMPTION INFORMATION
The Trust will not make payment on redemptions of shares purchased by check until payment of the purchase price has been collected, which may take up to fifteen days after purchase. Shareholders can avoid this delay by utilizing the wire purchase option.


If the Trust determines that it would not be in the best interests of the remaining shareholders of the Fund to make a redemption payment wholly or partly in cash, the Fund may instead pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund. The Trust may commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000, or (ii) one percent of the net asset value of the Fund at the beginning of such period. Securities used to redeem Fund shares in kind will be valued in accordance with the Fund's procedures for valuation described under "How the Fund Prices Its Shares." Securities distributed by the Fund in kind will be selected in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. Investors may incur brokerage charges on the sale of any securities received in payment of redemptions.

The Trust may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission ("SEC"), during periods when trading on the New York Stock Exchange is restricted or during an emergency declared by the SEC which makes it impracticable for the Fund to dispose of its securities or to determine the value of its net assets fairly, or during any other period permitted by the SEC for the protection of investors.


                                EXCHANGING SHARES


As noted above in the "Purchasing Fund Shares" section, if you deal directly with a Shareholder Organization, you should contact your Shareholder Organization for more information about how to exchange Fund shares. Upon request, and subject to certain limitations, shares of the Fund, including any class of shares, may be exchanged for shares of any other series of the Trust or class. If you deal directly with a Shareholder Organization, please contact your Shareholder Organization to learn more about the exchange privilege, and any conditions or limitations that may apply. All other investors should contact the Trust at 1-800-447-3332. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction. A new account opened by exchange must be established with the same name(s), address(es) and social security number(s) as the existing account. All exchanges will be made based on the respective net asset values next determined following receipt of the request by the funds containing the information indicated below.

EXCHANGE BY MAIL
To exchange fund shares by mail, shareholders should simply send a letter of instruction to the Trust. The letter of instruction must include: (a) the investor's account number; (b) the class of shares to be exchanged; (c) the fund from and the fund into which the exchange is to be made; (d) the dollar or share amount to be exchanged; and (e) the signatures of all registered owners or authorized parties.


EXCHANGE BY TELEPHONE
To exchange fund shares by telephone, to ask questions about the exchange privilege or to learn about what conditions and limitations may apply to the exchange privilege, shareholders may call the Trust at 1-800-447-3332. If you wish to exchange shares, please be prepared to give the telephone representative the following information: (a) the account number, social security number and account registration; (b) the class of shares to be exchanged; (c) the name of the fund from which and the fund into which the exchange is to be made; and (d) the dollar or share amount to be exchanged. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Account Application. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

The Trust reserves the right to suspend or terminate the privilege of exchanging by mail or by telephone at any time.


                                      TAXES


The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to meet all requirements necessary to avoid paying any federal income or excise taxes. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or in the form of additional shares of the Fund to which the distribution relates.

Each sale or exchange of Fund shares may be a taxable event. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning on or before December 31, 2008.

The Fund will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.


The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's return on those securities would be decreased. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.


To the extent such investments are permissible for the Fund, the Fund's short sales and transactions in options, futures contracts, hedging transactions, forward contracts, equity swap contracts and straddles will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund's use of such transactions may result in the Fund realizing more short-term capital gains (subject to tax at ordinary income tax rates) and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

The foregoing is a general summary of the federal income tax consequences of investing in the Fund to shareholders who are U.S. citizens or U.S. corporations. Shareholders should consult their own tax advisers about the tax consequences of an investment in the Fund in light of each shareholder's particular tax situation. Shareholders should also consult their own tax advisers about consequences under foreign, state, local or other applicable tax laws.

                                OTHER INFORMATION


The Fund's investment performance may from time to time be included in advertisements about the Fund. Total return for the Fund is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of such period (assuming immediate reinvestment of any dividends or capital gain distributions). All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies.


These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect (if presented net of the expense limitation).

                              FINANCIAL HIGHLIGHTS

The Fund was not operational as of June 1, 2004.

                                  LAUDUS TRUST
                      NOTICE OF PRIVACY POLICY & PRACTICES


Laudus Trust, on behalf of Laudus Rosenberg U.S. Large Capitalization Value Fund, recognizes and respects the privacy expectations of its clients. The Trust provides this notice to you so that you will know what kinds of information it collects about its clients and the circumstances in which that information may be disclosed to third parties that are not affiliated with the Fund.


COLLECTION OF CLIENT INFORMATION

The Trust collects nonpublic personal information about its clients from the following sources:

     - ACCOUNT APPLICATIONS AND OTHER FORMS, which may include a client's name, address, social security number, and information about a client's investment goals and risk tolerance;

     - ACCOUNT HISTORY, including information about the transactions and balances in a client's accounts; and

     - CORRESPONDENCE, written, telephonic or electronic between a client and the Fund or service providers to the Fund.

DISCLOSURE OF CLIENT INFORMATION

The Trust may disclose the client information it collects to third parties that are not affiliated with the Fund:

     - as permitted by law - for example, with service providers who maintain or service shareholder accounts for the Fund or to a shareholder's broker or agent; and

     - to perform marketing services on behalf of the Fund or pursuant to a joint marketing agreement with Laudus Distributor, Inc., the Fund's distributor, or another financial institution that is an affiliate of either Charles Schwab Investment Management, Inc., the Fund's investment adviser, or AXA Rosenberg Investment Management LLC, the Fund's investment subadviser.

SECURITY OF CLIENT INFORMATION

The Trust requires service providers to the Fund:

     - to maintain policies and procedures designed to assure only appropriate access to, and use of, information about clients of the Fund; and

     - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of clients of the Fund.

The Trust will adhere to the policies and practices described in this notice regardless of whether you are a current or former client of the Fund.

                       FOR MORE INFORMATION ABOUT THE FUND

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The Fund's Statement of Additional Information provides additional information about the Fund. It is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus. You may review and copy, for a fee, the Fund's SAI in person at, or by writing to, the Public Reference Section of the Commission, Washington D.C. 20549-0102, or by electronic request via e-mail at the following address: publicinfo@sec.gov. Information on the operation of the Commission's Public Reference Room can be obtained by calling 1-202-942-8090. You may obtain the SAI and other information about the Fund for free from the EDGAR database on the Commission's website at http://www.sec.gov. You can get free copies of the SAI, request other information about the Fund or make shareholder inquiries by contacting the Fund at:


                         Laudus Trust
                         3435 Stelzer Road
                         Columbus, Ohio 43219-8021

                         1-866-4-LAUDUS


ADVISER:
Charles Schwab Investment Management, Inc.
101 Montgomery Street
San Francisco, CA 94104

SUBADVISER:
AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, CA 94563

ADMINISTRATOR, TRANSFER AND DIVIDEND PAYING AGENT:
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN OF ASSETS:

State Street Bank and Trust Company
Mutual Funds Division
Boston, Massachusetts 02102



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
PricewaterhouseCoopers LLP

333 Market Street
San Francisco, CA 94105

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103


INVESTMENT COMPANY ACT FILE NO. 811-5547

              LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND


                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 1, 2004


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to and should be read in conjunction with the prospectus of the Laudus Rosenberg U.S. Large Capitalization Value Fund of Laudus Trust (the "Trust") dated June 1, 2004 (the "Prospectus"). You may obtain a copy of the Prospectus from Laudus Trust, 3435 Stelzer Road, Columbus, Ohio 43219.


                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
     INVESTMENT OBJECTIVES AND POLICIES                                        2

     PORTFOLIO TURNOVER                                                        4

     INVESTMENT RESTRICTIONS                                                   4

     INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS                            6

     MANAGEMENT OF THE FUND                                                   10

     INVESTMENT ADVISORY AND OTHER SERVICES                                   14

     PORTFOLIO TRANSACTIONS                                                   22

     DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES                         25

     DETERMINATION OF NET ASSET VALUE                                         28

     PURCHASE AND REDEMPTION OF SHARES                                        28

     APPENDIX A - PROXY VOTING POLICIES                                      A-1

                       INVESTMENT OBJECTIVES AND POLICIES


The investment objectives and policies of the Laudus Rosenberg U.S. Large Capitalization Value Fund (the "Fund") are summarized in the Prospectus under the heading "Risk/Return Summary" and described in more detail in the Prospectus under the headings "Investment Objectives and Principal Investment Strategies" and "Principal Risks."


     The following is an additional description of certain investments of the Fund.

     AMERICAN DEPOSITARY RECEIPTS. The Fund may invest in American Depository Receipts, or ADRs, which are U.S. dollar-denominated securities for foreign companies that are traded in the United States on exchanges or over-the-counter and are issued by domestic banks or trust companies and for which market quotations are readily available. ADRs do not lessen the foreign exchange risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, the Fund can avoid currency risks which might occur during the settlement period for either purchases or sales. The Fund may purchase foreign securities directly, as well as through ADRs.


     CERTAIN HOLDINGS OF THE FUND. To meet redemption requests or for investment purposes, the Fund may temporarily hold a portion of its assets in full faith and credit obligations of the United States Government (e.g., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (specifically, rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined to be of comparable quality to any of the foregoing.


     In connection with these holdings, the Fund may be subject to interest rate risk and credit risk. Interest rate risk is the risk that changes in interest rates will adversely affect the value of the Fund's debt securities. Debt securities constitute obligations of an issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of such securities to decline. Even the highest quality debt securities, including U.S. Government securities, are subject to interest rate risk.

     Credit risk is the risk that the issuer or the guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. As noted above, however, the Fund will hold debt securities only of issuers with high credit ratings.

     FOREIGN INVESTMENTS. Although it invests primarily in securities principally traded in U.S. markets, the Fund may occasionally invest in stocks of foreign companies that trade on U.S. markets. Investments in securities of foreign issuers involve certain risks that are less significant for investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including currency blockage). The Fund may be unable to obtain and enforce judgments against foreign entities, and issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. Also, the securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies.

     ILLIQUID SECURITIES. The Fund may purchase "illiquid securities," defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued such securities, so long as no more than 15% of the Fund's net assets would be invested in such illiquid securities after giving effect to the purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.

     INDEX FUTURES. An index futures contract (an "Index Future") is a contract to buy or sell an integral number of units of an index at a specified future date at a price agreed upon when the contract is made. A unit is the value of the relevant index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index Future.

     Index Futures can be traded through all major commodity brokers. Currently, contracts are expected to expire on the tenth day of March, June, September and December. The Fund will ordinarily be able to close open positions on the United States futures exchange on which Index Futures are then traded at any time up to and including the expiration day.

     Upon entering into a futures contract, the Fund will be required to deposit initial margin with its custodian in a segregated account in the name of the futures broker. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when the Fund has purchased an Index Future and the price of the relevant index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased an Index Future and the price of the relevant index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

     The price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and the futures market. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions.


     LOANS OF PORTFOLIO SECURITIES. The Fund may lend some or all of its portfolio securities to broker-dealers. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. When the collateral is cash, the Fund may invest the cash collateral in interest-bearing, short-term securities. When the collateral is U.S. Government securities, the Fund usually receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call loans in order to sell the securities involved. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by CSIM to be of relatively high credit standing.


     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government, and there is a risk that the seller may fail to repurchase the underlying security. There is a risk, therefore, that the seller will fail to honor its repurchase obligation. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, and (b) inability to enforce rights and the expenses involved in attempted enforcement.

     NOTICE FOR CHANGES IN INVESTMENT POLICY. The Fund will give 60 days' notice to its shareholders prior to altering its policy to invest, under normal circumstances, 80% of its assets in Large Capitalization Companies. For this purpose, "assets" means the Fund's net assets plus the amount of any borrowings for investment purposes.

     NOTICE ON SHAREHOLDER APPROVAL. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objectives and policies of the Fund may be changed without shareholder approval.

                               PORTFOLIO TURNOVER

     A change in securities held by the Fund is known as "portfolio turnover" and almost always involves the payment by the Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Portfolio turnover is not a limiting factor with respect to investment decisions. As disclosed in the Prospectus, high portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, and could involve realization of capital gains that would be taxable when distributed to shareholders of the Fund. To the extent that portfolio turnover results in the realization of new short-term capital gains, such gains are ordinarily taxed to shareholders at ordinary income tax rates.

                             INVESTMENT RESTRICTIONS

     Without a vote of the majority of the outstanding voting securities of the Fund, the Trust will not take any of the following actions with respect to the
Fund:


     (1) Borrow money in excess of 33 1/3% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes or for payments of variation margin. Such borrowings will be repaid before any additional investments are purchased. Short sales and related borrowings of securities are not subject to this restriction.

     (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33 1/3% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction 1 above. (For the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.

Collateral arrangements with respect to swaps and other derivatives are also not deemed to be a pledge or other encumbrance of assets.)

     (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

     (4) Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of the Fund's net assets would be
(i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation.

     (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, the Fund may be deemed to be an underwriter under federal securities laws.

     (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

     (7) Concentrate more than 25% of the value of its total assets in any one industry.

     (8) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), or by an exemptive order issued by the Securities and Exchange Commission.

     (9) Purchase or sell commodities or commodity contracts except that each of the Funds may purchase and sell stock index and other financial futures contracts and options thereon.

     (10) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities.


     (11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (2) above; any borrowing permitted by restriction (1) above; short sales permitted by restriction (4) above; any collateral arrangements with respect to short sales, swaps, options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, futures contracts or options on futures contracts.)


     (12) With respect to 75% of its total assets, invest in a security if, as a result of such investment, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     Notwithstanding the latitude permitted by Restriction (9) above, the Fund has no current intention of purchasing interest rate futures.

     It is contrary to the present policy of the Fund, which may be changed by the Trustees of the Trust without shareholder approval, to:

     (a) Invest in warrants or rights (other than warrants or rights acquired by the Fund as a part of a unit or attached to securities at the time of purchase).

     (b) Write, purchase or sell options on particular securities (as opposed to market indices).

     (c) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

     (d) Make investments for the purpose of exercising control of a company's management.

     (e) Invest in (a) securities which at the time of investment are not readily marketable and (b) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in such securities.


     Unless otherwise indicated, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Regardless of such policy, if the Fund borrows an amount such that the asset coverage of its borrowing is less than 300%, then, within three days (not including Sundays and holidays) or such longer period as the Securities and Exchange Commission may prescribe through rules and regulations, the Fund will reduce the amount of its borrowings so that asset coverage is at least 300%.


     The phrase "shareholder approval," as used in the Prospectus and herein, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                 INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     The tax status of the Fund and the distributions which it may make are summarized in the Prospectus under the headings "Distributions" and "Taxes." The Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as a RIC and to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other RICs or other securities limited generally with respect to any one issuer to a value not more than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related businesses; and (c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To the extent the Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

     If the Fund fails to qualify as a RIC accorded special tax treatment in any taxable year, the Fund will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income which may be eligible for treatment as "qualified dividend income," as explained below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.


     In order to avoid an excise tax imposed on certain underdistributed amounts, the Fund must distribute prior to each calendar year end without regard to the Fund's fiscal year end (i) 98% of the Fund's ordinary income, (ii) 98% of the Fund's capital gain net income, if any, realized in the one-year period ending on October 31 (or later if the Fund is permitted and so elects), and
(iii) 100% of any undistributed income from prior years. A dividend paid to shareholders by the Fund in January of a year is generally deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

     For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. The dividends-received deduction for corporations will generally be available to corporate shareholders with respect to their receipt of the Fund's dividends from investment income to the extent derived from dividends received by the Fund from domestic corporations, provided the Fund and the shareholder each meet the relevant holding period requirements.

     For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

     If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss. In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares.


     Distributions are taxable whether shareholders receive them in cash or in the form of additional shares of the Fund to which the distribution relates.

     Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends through the 61-day period.


     Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning on or before December 31, 2008.

     Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

     Certain tax-exempt organizations or entities may not be subject to federal income tax on dividends or distributions from the Fund. Each organization or entity should review its own circumstances and the federal tax treatment of its income.

     Under current law, the Fund is generally required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges or redemptions made by any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has underreported income in the past or fails to certify that he is not subject to such withholding. However, the general back-up withholding rules set forth above will not apply to tax-exempt entities so long as each such entity furnishes the Fund with the appropriate certification required by the Internal Revenue Service. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate reductions will be 31% for amounts paid after December 31, 2010.

     In order for a foreign investor to qualify for exemption from (or reduced rates for) back-up withholding tax under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard.

     To the extent such investments are permissible for the Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and certain foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

     Certain transactions effectively insulating the Fund from substantially all risk of loss and all opportunity for gain in an appreciated financial position are treated as constructive sales of those positions for federal income tax purposes. Short sales, swap contracts, and forward or futures contracts to sell the appreciated position, or one or more other transactions that have substantially the same effect as those transactions as determined under regulations, are treated as "constructive sales" for this purpose. The Fund that owns an appreciated financial position that enters into such a transaction generally recognizes gain for tax purposes prior to the generation of cash by such activities, which may require the Fund to sell assets to meet its distribution requirement.

     THE TAX DISCUSSION SET FORTH ABOVE IS A SUMMARY INCLUDED FOR GENERAL INFORMATION PURPOSES ONLY. EACH SHAREHOLDER IS ADVISED TO CONSULT ITS OWN TAX ADVISER WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES TO IT OF AN INVESTMENT IN ANY OF THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED, AND SHOULD NOT BE CONSIDERED, TO BE A SUBSTITUTE FOR CAREFUL TAX PLANNING.

                             MANAGEMENT OF THE FUND

The Trust's Trustees oversee the general conduct of the Fund's business. Certain information concerning the Trustees is set forth below.


                                                               NUMBER OF
NAME, ADDRESS* AND AGE                                         PORTFOLIOS IN
OF TRUSTEE; (TERM OF                                           FUND
OFFICE** AND LENGTH OF          PRINCIPAL OCCUPATION(S)        COMPLEX           OTHER DIRECTORSHIPS HELD BY
TIME SERVED)                    DURING PAST FIVE YEARS         OVERSEEN          TRUSTEE
-----------------------------   ----------------------------   ---------------   ----------------------------------------
INTERESTED TRUSTEE:

Jeffrey M. Lyons##              Executive Vice President,      62***             Mr. Lyons is also a Trustee of each
48                              Asset Management Products &                      portfolio of the Laudus Variable
(since 1/04)                    Services since September                         Insurance Trust, The Charles Schwab
                                2001, Charles Schwab & Co.,                      Family of Funds, Schwab Investments,
                                Inc. Prior to September                          Schwab Annuity Portfolios and Schwab
                                2001, Mr. Lyons was                              Capital Trust (consisting of 49
                                Executive Vice President,                        portfolios).
                                Mutual Funds, Charles Schwab
                                & Co., Inc.

INDEPENDENT TRUSTEES:

Mariann Byerwalter +            Chairman of JDN Corporate      62***             Ms. Byerwalter is also a Trustee of
43                              Advisory LLC. From 1996 to                       each portfolio of the Laudus
(since 1/04)                    2001, Ms. Byerwalter was the                     Variable Insurance Trust, The
                                Vice President for Business                      Charles Schwab Family of Funds,
                                Affairs and Chief Financial                      Schwab Investments, Schwab Annuity
                                Officer of Stanford                              Portfolios and Schwab Capital Trust
                                University and, in 2001,                         (consisting of 49 portfolios). She
                                Special Adviser to the                           is on the Board of Trustees of
                                President of Stanford                            Stanford University, America First
                                University.                                      Companies, Omaha, NE (venture
                                                                                 capital/fund management), Redwood
                                                                                 Trust, Inc. (mortgage finance),
                                                                                 Stanford Hospitals and Clinics, SRI
                                                                                 International (research), PMI Group,
                                                                                 Inc. (mortgage insurance) and Lucile
                                                                                 Packard Children's Hospital;
                                                                                 Director until 2002, LookSmart, Ltd.
                                                                                 (an Internet infrastructure company).

William A. Hasler +             Co-Chief Executive Officer,    62***             Mr. Hasler is also a Trustee of each
62                              Aphton Corporation                               portfolio of the Laudus Variable
(since 1/04)                    (bio-pharmaceuticals). Prior                     Insurance Trust, The Charles Schwab
                                to August 1998, Mr. Hasler                       Family of Funds, Schwab Investments,
                                was Dean of the Haas School                      Schwab Annuity Portfolios and Schwab
                                of Business at the                               Capital Trust (consisting of 49
                                University of California,                        portfolios). He is on the Board of
                                Berkeley (higher education).                     Directors of Solectron Corporation
                                                                                 and is the Non-Executive Chairman
                                                                                 (manufacturing). He is also on the
                                                                                 Board of Directors of Airlease Ltd.
                                                                                 (aircraft leasing), Mission West
                                                                                 Properties (commercial real estate)

                                                               NUMBER OF
NAME, ADDRESS* AND AGE                                         PORTFOLIOS IN
OF TRUSTEE; (TERM OF                                           FUND
OFFICE** AND LENGTH OF          PRINCIPAL OCCUPATION(S)        COMPLEX           OTHER DIRECTORSHIPS HELD BY
TIME SERVED)                    DURING PAST FIVE YEARS         OVERSEEN          TRUSTEE
-----------------------------   ----------------------------   ---------------   ----------------------------------------
                                                                                 and Digital Microwave Corporation (a
                                                                                 network equipment corporation).

Nils H. Hakansson +             Sylvan C. Coleman Professor    13#               Mr. Hakansson is also a Trustee of
65                              of Finance and Accounting,                       the Laudus Variable Insurance Trust.
(6 Years)                       Haas School of Business,
                                University of California,
                                Berkeley, July 1969 to June
                                2003.


----------
* The mailing address of each of the Trustees is c/o Laudus Trust, 3435 Stelzer Road, Columbus, OH 43219.

**  There is no stated term of office for the Trustees of the Trust.

*** This includes 49 Schwab funds, 12 series of the Trust and the sole series of the Laudus Variable Insurance Trust.

# This includes 12 series of the Trust and the sole series of the Laudus Variable Insurance Trust.

## Mr. Lyons is an "interested person," as defined in the 1940 Act, because he is an employee of Charles Schwab & Co.

+   Member of the Audit Committee.

     The Trust has a standing Audit Committee. The members of the Audit Committee are identified above. The function of the Audit Committee is to assist the Trustees in their oversight of the Trust's financial reporting process. The Audit Committee met once during the Fund's most recently completed fiscal year.

     The aggregate dollar range of securities in the Family of Investment Companies* owned by each Trustee is set forth below.


                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                  SECURITIES IN THE FAMILY OF
                                         DOLLAR RANGE OF EQUITY                      INVESTMENT COMPANIES*
NAME OF TRUSTEE                          SECURITIES IN THE FUND                     AS OF DECEMBER 31, 2003
--------------------   ------------------------------------------------------   --------------------------------
INDEPENDENT TRUSTEES:

Nils H. Hakansson         Laudus Rosenberg U.S. Small Capitalization Fund:      $50,001-$100,000
                                          $10,001 - $50,000
                             Laudus Rosenberg U.S. Discovery Fund: None
                          Laudus Rosenberg U.S. Large Capitalization Fund:
                                                None
                             Laudus Rosenberg Enhanced 500 Fund: None
                         Laudus Rosenberg International Equity Fund: None
                               Laudus Rosenberg International Small
                                Capitalization Fund: $1 - $10,000
                               Laudus Rosenberg European Fund: None
                           Laudus Rosenberg U.S. Long/Short Equity Fund:
                                                None
                          Laudus Rosenberg U.S. Large/Mid Capitalization
                                     Long/Short Equity Fund: None
                           Laudus Rosenberg Value Long/Short Equity Fund:
                                           $10,001 - $50,000

                          Laudus Rosenberg U.S. Large Capitalization Value
                                             Fund: None

Mariann Byerwalter                              None                                          None
William A. Hasler                               None                                          None

INTERESTED TRUSTEE:

Jeffrey M. Lyons                                None                                          None



----------
* As of December 31, 2003, the Family of Investment Companies consisted of 11 series of the Trust (excluding the Fund) and the sole series of the Laudus Variable Insurance Trust.


Certain information concerning the Trust's officers is set forth below:


      NAME, ADDRESS* AND AGE OF
   OFFICER; (TERM OF OFFICE ** AND                                           PRINCIPAL OCCUPATION DURING
       LENGTH OF TIME SERVED)           POSITION WITH THE TRUST                    PAST FIVE YEARS
-------------------------------------   -----------------------   -------------------------------------------------
Jana Thompson, 44                       President and Chief       Senior Vice President, Charles Schwab & Co.,
(1/04-present)                          Executive Officer         Inc. and Charles Schwab Investment Management,
                                                                  Inc., February 2004 to present; Vice President,
                                                                  Charles Schwab & Co., Inc., 2000 to February 2004;
                                                                  Managing Director, High-Yield Sales, Fleet
                                                                  Securities, Inc., 1998 to September 1999.

Alice Schulman, 53                      Clerk                     Vice President & Assistant Secretary, Charles
(1/04-present)                                                    Schwab Investment Management, Inc., 2003 to
                                                                  present; Assistant Secretary, The Charles Schwab
                                                                  Bank, N.A., 2003 to present; Assistant Secretary,
                                                                  SchwabFunds, 2000 to present; Director, Project
                                                                  Management, Charles Schwab Investment Management,
                                                                  Inc., 2000 to 2003; Consultant, 1998 to 2000.

Elizabeth Lawrence, 39                  Vice President            Senior Vice President, BISYS Fund Services,
(9/02-present)                                                    2001 to present; Vice President and Senior
                                                                  Manager, Client Services and Operations,
                                                                  PFPC, Inc., May 2000 to 2001; Director of
                                                                  Client Services, PFPC, Inc., 1997 to May
                                                                  2000.

Troy Sheets, 32                         Chief Financial Officer   Vice President of Financial Services, BISYS
(9/02-present)                                                    Fund Services, 2002 to present; Senior
                                                                  Manager, KPMG LLP, 2000 to 2002; Manager, KPMG
                                                                  LLP, 1998 to 2000.

Alison Baur, 40                         Chief Legal Officer       Vice President, Charles Schwab & Co., Inc.
(1/04-present)                                                    since June 1999; Associate General Counsel,
                                                                  Charles Schwab & Co., Inc. since 2003; Senior
                                                                  Corporate Counsel, Charles Schwab & Co.,
                                                                  Inc., June 1999 to 2003; Chief Legal Officer
                                                                  & Secretary, Excelsior Funds, 2001 to 2004;
                                                                  Chief Legal Officer, Excelsior Directional
                                                                  Hedge Fund and Excelsior Private Equity
                                                                  Funds, 2001 to 2004; Associate General
                                                                  Counsel, Grantham, Mayo, Van Otterloo & Co.,
                                                                  LLC, 1997 to May 1999; Clerk, GMO Trust, 1997
                                                                  to May 1999.

Ryan Louvar, 32                         Clerk                     Counsel of Legal Services, BISYS Fund Services,
(9/02-present)                                                    2000 to present; Attorney, Hill,

      NAME, ADDRESS* AND AGE OF
   OFFICER; (TERM OF OFFICE ** AND                                           PRINCIPAL OCCUPATION DURING
       LENGTH OF TIME SERVED)           POSITION WITH THE TRUST                    PAST FIVE YEARS
-------------------------------------   -----------------------   -------------------------------------------------
                                                                  Farrer & Burrill LLP, May 1999 to 2000; Attorney,
                                                                  Knapp, Peterson & Clarke, PC, 1997 to May 1999.

Alaina V. Metz, 36                      Assistant Clerk           Chief Administrative Officer, BISYS Fund
(6/99-present)                                                    Services, 1995 to present.


----------
* The mailing address of each of the officers is c/o Laudus Trust, 3435 Stelzer Road, Columbus, OH 43219.

**   There is no stated term of office for the officers of the Trust.




     Mss. Baur, Schulman and Thompson, each being an employee of Charles Schwab Investment Management, Inc. or its affiliates, will each benefit indirectly from the management fees paid by the Trust to Charles Schwab Investment Management, Inc., but receive no compensation from the Trust.


     Messrs. Sheets and Louvar and Mss. Metz and Lawrence, each being an employee of BISYS Fund Services Ohio, Inc. ("BISYS"), the Fund's administrator and transfer and dividend-paying agent, will each benefit indirectly from the administrative fees paid by the Trust to BISYS, but receive no compensation from the Trust.



     TRUSTEE COMPENSATION. Interested Trustees and officers of the Trust do not receive compensation from the Trust. Prior to February 2, 2004, the Trust paid each Independent Trustee aggregate compensation of $45,540 per year plus an additional fee for each meeting attended. The Trust did not pay any pension or retirement benefits for its Trustees. Currently the Trust pays each Independent Trustee aggregate compensation of $55,000 per year. This sum includes a quarterly retainer fee of $8,788 and an additional $3,790 for each regular meeting attended.


     The Trust has implemented a retirement plan for all Independent Trustees of the Trust (the "Retirement Plan"). Under the terms of the Retirement Plan, upon retirement or other termination of service from the Trust (other than termination for cause), a retiring Trustee shall be paid, in a lump-sum cash payment, a benefit equal to $10,000 for each year that the Trustee has served as an Independent Trustee of the Trust. In calculating years of service to the Trust, the Retirement Plan provides for years of service prior to adoption of the Retirement Plan to be counted and does not require that years of service be consecutive.

     The total compensation accrued and payable to, as well as the retirement benefits accrued by, the Independent Trustees by the Trust and by the fund complex for the fiscal year ended March 31, 2004, is shown in the table below.


                                                PENSION OR
                                                RETIREMENT                        TOTAL COMPENSATION
                              AGGREGATE      BENEFITS ACCRUED      ESTIMATED       FROM REGISTRANT
                            COMPENSATION     AS PART OF FUND    ANNUAL BENEFITS   AND FUND COMPLEX*
NAME OF PERSON             FROM REGISTRANT       EXPENSES       UPON RETIREMENT   PAID TO DIRECTORS
------------------------   ---------------   ----------------   ---------------   ------------------
Mariann Byerwalter++           $25,156**           0                0                  $ 179,891**

William A. Hasler++            $25,156**           0                0                  $ 179,891**

Nils H. Hakansson              $104,676**          0                0                  $ 113,244**

Dwight M. Jaffee+              $79,520**           0                0                  $ 87,688**

William F. Sharpe+             $79,520**           0                0                  $ 87,688**

----------

* As of March 31, 2004, the Fund Complex consisted of 61 funds, which included all of the series of the Trust (excluding the Fund), the sole series of the Laudus Variable Insurance Trust and 49 Schwab funds.


** Reflects fees accrued for the fiscal year regardless of the actual payment date.

+ Messrs. Jaffee and Sharpe retired from the Board of Trustees as of January 30, 2004.

++   Ms. Byerwalter and Mr. Hasler were elected to the Board as of January 30,
     2004.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY CONTRACTS

ABOUT CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

     Charles Schwab Investment Management, Inc. ("CSIM") is a wholly-owned subsidiary of The Charles Schwab Corporation. Both CSIM and The Charles Schwab Corporation are located at 101 Montgomery Street, San Francisco, CA 94104.


     As of April 31, 2004, CSIM managed 61 mutual funds and more than $137.7 billion in assets. Information about those funds managed by CSIM with investment objectives and policies similar to those of the funds is set forth below.


     Principal Executive Officer and Directors - Listed below are the directors and principal executive officer of CSIM. The principal business address of each director and the principal executive officer, as it relates to their duties at CSIM, is the same as above.

             NAME                                   POSITION
       -----------------   ------------------------------------------------------------
       Randall W. Merk     Director, President and Chief Executive Officer

       Charles R. Schwab   Chairman and Director

       Stephen B. Ward     Director, Senior Vice President and Chief Investment Officer


     As disclosed in the Prospectus under the heading "Management of the Fund," under a management contract (the "Management Contract") between the Trust, on behalf of the Fund, and CSIM, subject to the control of the Trustees of the Trust and such policies as the Trustees may determine, CSIM furnishes office space and equipment, provides certain bookkeeping and clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with CSIM. In addition, pursuant to a Subadviser Agreement among CSIM, AXA Rosenberg Investment Management LLC ("AXA Rosenberg") and the Trust, AXA Rosenberg will continuously furnish an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers which furnish AXA Rosenberg, at no cost, with certain research, statistical and quotation services of value to AXA Rosenberg in advising the Trust or its other clients.

     The Fund has agreed to pay CSIM an annual management fee equal to 0.75% of the Fund's average daily net assets, payable on a monthly basis. CSIM has informed the Trust that it will waive some or all of its management fees under the Management Contract and, if necessary, will bear certain expenses of the Fund until further notice, but in any event at least through March 31, 2007 so that the Fund's total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses, service fees, subtransfer agency and subaccounting fees and distribution and shareholder service fees) applicable to each class will not exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to CSIM during the next three fiscal years to the extent that the repayment will not cause the Fund's expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year. In addition, CSIM's compensation under the Management Contract is subject to reduction to the extent that in any year the expenses of the Fund (including investment advisory fees, but excluding taxes, portfolio brokerage commissions and any distribution and shareholder service expenses paid by a class of shares of the Fund pursuant to a distribution and shareholder service plan or otherwise) exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale.

     The Management Contract provides that CSIM shall not be subject to any liability to the Trust or to any shareholder of the Trust in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder.

     The Management Contract will continue in effect for a period no more than two years from the date of its execution, and renewals thereof must be approved by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of CSIM or the Trust, and by
(ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment and is terminable on not more than 60 days' notice by the Trust to CSIM or by CSIM to the Trust.

TRUSTEES' CONSIDERATIONS

     In approving the Management Contract, the Trustees considered all information they deemed reasonably necessary to evaluate the terms thereof.


     The Trustees reviewed CSIM's qualifications to act as investment adviser to the Fund. In determining to recommend that shareholders approve the Management Contract, the Trustees carefully evaluated the experience of CSIM's key personnel in institutional investing and the quality of services CSIM is expected to provide to the Fund, including, but not limited to: (1) the fee and expense ratios of comparable mutual funds; (2) the nature and quality of services expected to be rendered to the Fund by CSIM; (3) the benefits that might accrue to the Fund, including increased efficiencies and economies of scale, as a result of the size and depth of CSIM's and its affiliates' mutual fund organizations; (4) the distinct investment objectives and policies of the Fund; (5) the history, reputation, qualification and background of CSIM, as well as the qualifications of its personnel and its financial condition; (6) its performance record; (7) CSIM's compliance infrastructure, including systems and procedures designed to comply with recent federal regulations affecting mutual funds; (8) CSIM and its affiliates' ability to support the growth of assets invested in the Fund; (9) CSIM's experience overseeing, monitoring and supervising the services of subadvisers to certain funds for which it currently serves as investment adviser; and (10) other factors deemed relevant. The Trustees also reviewed the fees to be paid to CSIM by the Fund under the Management Contract in comparison with those being charged generally in the relevant segment of the mutual fund business.


     Based on this evaluation, the Trustees considered whether the Management Contract is in the best interests of the Fund and its shareholders.

     No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the Management Contract. Rather, the Trustees concluded in light of a weighing and balancing of all factors considered that it was in the best interests of the Fund to approve the Management Contract, including the fees to be charged for services thereunder.

SUBADVISORY AGREEMENT

ABOUT AXA ROSENBERG

     AXA Rosenberg is wholly-owned by AXA Rosenberg Group LLC. AXA Rosenberg Group LLC is contractually controlled jointly by AXA IM Rose, Inc., Barr Rosenberg, Kenneth Reid and Rosenberg Alpha L.P.


     AXA IM Rose, Inc. is wholly-owned by AXA IM Holdings U.S. Inc. AXA IM Holdings U.S. Inc. is wholly-owned by AXA Investment Managers S.A., a French societe anonyme, which, in turn, is owned, collectively, by AXA SA, a French holding company, AXA Assurances IARD, a French societe anonyme, AXA UK Plc, a British public limited company and AXA Colonia Konzern AG, a German Aktiengesellschaft. AXA Assurances IARD, AXA UK Plc and AXA Colonia Konzern AG are owned by AXA SA (more than 90% directly).


     Finaxa, a French holding company, beneficially owns more than 25% of the voting securities of, and therefore controls, AXA SA. Mutuelles Axa, a group of four French mutual insurance companies, one of which controls Finaxa, acting as a group, controls both AXA SA and Finaxa. Rosenberg Alpha L.P. is controlled by Barr Rosenberg as their Managing General Partner. Each of these entities may be deemed a controlling person of AXA Rosenberg.


     AXA Rosenberg is located at 4 Orinda Way, Building E, Orinda, California 94563.


     Kenneth Reid, Barr M. Rosenberg and Marlis S. Fritz, the former general partners of Rosenberg Institutional Equity Management, the predecessor to AXA Rosenberg, may be deemed to be controlling persons of AXA Rosenberg as a result of their interests in AXA Rosenberg Group LLC, the parent of AXA Rosenberg.

     The following is a list of the directors and principal executive officers of AXA Rosenberg. The principal business address of the directors and the principal executive officers, as it relates to their duties at AXA Rosenberg, is the same as the address of AXA Rosenberg.

Principal Executive Officers and Directors:

             NAME                           POSITION
       -----------------   -----------------------------------------------------
       Stephane Prunet     Global Chief Executive Officer
       Edward H. Lyman     President
       Kenneth Reid        Global Chief Investment Officer
       William E. Ricks    Chief Executive Officer and Chief Investment Officer
                           of North America
       Barr Rosenberg      Chairman


     The Trust, CSIM and AXA Rosenberg have entered into an Agreement on behalf of the Fund with AXA Rosenberg (the "Subadviser Agreement") by which AXA Rosenberg acts as subadviser to the Fund. Under the Subadviser Agreement, AXA Rosenberg, at its expense, continuously furnishes an investment management program for the Fund and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities and all other investments, subject to the supervision of CSIM and the Trustees.

     The Fund does not pay AXA Rosenberg's compensation under the Subadviser
Agreement: CSIM pays it, and for any given year it will never be payable at a rate that exceeds 55% of the gross rate of compensation payable to CSIM by the Fund under the Management Contract. The compensation payable by CSIM to AXA Rosenberg under the Subadviser Agreement is payable quarterly (at the end of each quarter) as a portion of the Fund's average daily net assets, and, beginning one year after AXA Rosenberg becomes subadviser, will be adjusted (up or down) if the Fund outperforms or underperforms the Russell 1000(R) Value Index by 1.0% or more (as described below). This way, AXA Rosenberg has monetary incentive to achieve good performance and avoid poor performance for the Fund. Starting in 2008 and in each year thereafter, AXA Rosenberg may be entitled to additional compensation from CSIM if the assets under management of all funds subadvised by AXA Rosenberg and managed by CSIM (excluding the Laudus Rosenberg U.S. Small Capitalization Fund, but including the Laudus Rosenberg VIT Value Long/Short Equity Fund) have not reached certain levels, but, as noted above, it will never be entitled to a rate of compensation that is more than 55% of the gross rate of compensation payable to CSIM by the Fund under the Management Contract.


BASE SUBADVISORY FEE

     This section describes the base subadvisory fee payable by CSIM to AXA Rosenberg. Please remember that all the fees described on this and the following pages are paid by CSIM to AXA Rosenberg; they do not affect how much you pay or the Fund pays.


     Unless the fee payable to CSIM under the Management Contract is increased by the Fund's shareholders (in which case the base subadvisory fee would also be increased), the base subadvisory fee payable by CSIM to AXA Rosenberg will never be payable at a rate that exceeds 0.338% of the Fund's average daily net assets on an annual basis, and it will be lower than that for Fund assets above certain thresholds, as described below. As shown in the table below, CSIM will pay AXA Rosenberg 0.338% (on an annual basis) of the Fund's average daily net assets up to the amount of assets in the Fund at the time AXA Rosenberg becomes subadviser (the Fund's "Existing Assets"). For any quarter during which the Fund's average daily net assets exceed its Existing Assets, CSIM will pay AXA Rosenberg 0.30% (on an annual basis) of the Fund's portion, if any, of the average daily net assets of all funds subadvised by AXA Rosenberg and managed by CSIM (excluding the assets of the Laudus Rosenberg U.S. Small Capitalization Fund, but including the assets of the Laudus Rosenberg VIT Value Long/Short Equity Fund) that exceed the aggregate Existing Assets of all such funds, but fall short of $2.5 billion (the Fund's "Second Tier Assets"). For any quarter during which the Fund's average daily net assets exceed its Existing Assets AND the average daily net assets of all funds subadvised by AXA Rosenberg and managed by CSIM (excluding the assets of the Laudus Rosenberg U.S. Small Capitalization Fund, but including the assets of the Laudus Rosenberg VIT Value Long/Short Equity Fund) exceed $2.5 billion, CSIM will pay AXA Rosenberg 0.225% (on an annual basis) of the Fund's portion of such excess (the Fund's "Third Tier Assets").



                        FUND                            BASE SUBADVISORY FEE*
-----------------------------------------------------   ---------------------------
Laudus Rosenberg U.S. Large Capitalization Value Fund   0.338% of Existing Assets
                                                        0.30% of Second Tier Assets
                                                        0.225% of Third Tier Assets


----------
* As noted above, the rates for the Fund set forth in the table are expected to be adjusted if the gross advisory fee rates payable to CSIM by the Fund are adjusted by the Trustees or the shareholders of the Fund.

PERFORMANCE ADJUSTMENT


     As noted above, the compensation payable to AXA Rosenberg by CSIM under the Subadviser Agreement is structured to provide monetary incentive to AXA Rosenberg to achieve good performance and avoid poor performance. In particular, AXA Rosenberg's compensation will be increased for any quarter in which the Fund's performance exceeds that of the Russell 1000(R) Value Index by more than 1.0%. Conversely, AXA Rosenberg's compensation will be decreased for any quarter in which the Fund's performance falls short of the performance of the Russell 1000(R) Value Index by more than 1.0%. More specifically, the fee payable to AXA Rosenberg will be increased or decreased by a performance component (the "Performance Adjustment") that will vary proportionately with the difference between (a) the investment performance of the Fund over a rolling three-year period* minus the investment record of the Russell 1000(R) Value Index over the same period, expressed as a percentage, whether the result is positive or negative, and (b) 1.0%. The Performance Adjustment (whether positive or negative) for the Fund will never be charged at a rate that exceeds 5% of the gross advisory fee rate payable to CSIM with respect to the Fund (the "Maximum Performance Adjustment"). The Maximum Performance Adjustment will be made when the Fund's performance exceeds or falls short of the performance of the Russell 1000(R) Value Index (the "Maximum Adjustment Performance Point") by 2.0% or more. The Performance Adjustment will be zero when the performance difference (between that of the Fund and that of the Russell 1000(R) Value Index) is between 1.0% and -1.0% and, starting at 1.0% or -1.0% (as the case may be), it shall increase (or decrease in the case of a negative Performance Adjustment) based on a constant ratio until the Maximum Adjustment Performance Point is reached.


----------
* Until AXA Rosenberg has been subadviser for twelve calendar quarters (including the quarter in which it becomes subadviser), the rolling period will be the period that has elapsed since AXA Rosenberg has been subadviser. No Performance Adjustment will be made until AXA Rosenberg has been subadviser for at least four calendar quarters (including such quarter).

     The following table provides examples of how different levels of Fund performance will generate different adjustments to the compensation payable by CSIM to AXA Rosenberg under the Subadviser Agreement.


         PERCENTAGE BY WHICH FUND PERFORMANCE                  PERFORMANCE ADJUSTMENT
            EXCEEDS OR FALLS SHORT OF THE                      (AS A PERCENTAGE OF THE
        PERFORMANCE OF THE RUSSELL 1000(R) VALUE              GROSS RATE OF COMPENSATION
                       INDEX                                 PAYABLE TO CSIM BY THE FUND)
     -------------------------------------------             ----------------------------
                   5.0% (and all higher %s)                              5%
                   4.5%                                                  5%
                   4.0%                                                  5%
                   3.5%                                                  5%
                   3.0%                                                  5%
                   2.5%                                                  5%
                   2.0%                                                  5%
                   1.5%                                                2.5%
                   1.0%                                                  0
                   0.5%                                                  0
                  -0.5%                                                  0
                  -1.0%                                                  0
                  -1.5%                                               -2.5%
                  -2.0%                                                 -5%
                  -2.5%                                                 -5%
                  -3.0%                                                 -5%
                  -3.5%                                                 -5%
                  -4.0%                                                 -5%
                  -4.5%                                                 -5%
                  -5.0% (and all lower %s)                              -5%

ASSETS UNDER MANAGEMENT ADJUSTMENT


     Finally, to protect AXA Rosenberg, its compensation from CSIM for the Fund will be adjusted upward if the funds subadvised by AXA Rosenberg and managed by CSIM (excluding the Laudus Rosenberg U.S. Small Capitalization Fund, but including the Laudus Rosenberg VIT Value Long/Short Equity Fund) do not grow as planned over the first few years after the new management and subadvisory arrangements are in place; bear in mind, however, that for any given year it will never be payable at a rate that exceeds 55% of the gross rate of compensation payable to CSIM by the Fund under the Management Contract. As noted above, beginning in 2008, CSIM will pay AXA Rosenberg a higher percentage of the Fund's average daily net assets if the average daily net assets of all funds subadvised by AXA Rosenberg and managed by CSIM (excluding the Laudus Rosenberg U.S. Small Capitalization Fund, but including the Laudus Rosenberg VIT Value Long/Short Equity Fund) have not reached certain thresholds. Specifically, if the funds subadvised by AXA Rosenberg and managed by CSIM collectively (excluding the Laudus Rosenberg U.S. Small Capitalization Fund, but including the Laudus Rosenberg VIT Value Long/Short Equity Fund) have not achieved assets under management of at least $2.025 billion and the S&P 500 Index(R) is above 1,000 by calendar year-end 2007, the base subadvisory fee for 2008 will be increased by an amount equal to 5% of the gross base investment advisory fee payable to CSIM with respect to the Fund.


     In the event that the funds subadvised by AXA Rosenberg and managed by CSIM collectively (excluding the Laudus Rosenberg U.S. Small Capitalization Fund, but including the Laudus Rosenberg VIT Value Long/Short Equity Fund) have not achieved assets under management of at least $2.775 billion and the S&P 500 Index(R) is above 1,000 by calendar year-end 2008, then the base sub-advisory fee for 2009 will be increased by an amount equal to 5% of the gross base investment advisory fee payable to CSIM with respect to the Fund.

     For each year thereafter, in the event that (i) the funds subadvised by AXA Rosenberg and managed by CSIM collectively (excluding the Laudus Rosenberg U.S. Small Capitalization Fund, but including the Laudus Rosenberg VIT Value Long/Short Equity Fund) have not by year-end achieved 50% of the end of period assets under management target (which shall not be lower than the 2008 target) recommended by CSIM and AXA Rosenberg, and (ii) the S&P 500 Index(R) is above 1,000, then the base subadvisory fee for the following year will be adjusted upward by an amount equal to 5% of the gross base investment subadvisory fee payable to CSIM with respect to the Fund.

     In each case, the Performance Adjustment and the assets under management adjustment will be made independently of each other.

TRUSTEES' CONSIDERATIONS

     In recommending that shareholders approve the Subadviser Agreement, the Trustees carefully evaluated the experience of AXA Rosenberg's key personnel in institutional investing and the quality of service AXA Rosenberg is expected to provide to the Fund, including, but not limited to: (1) the fee and expense ratios of comparable mutual funds, including those that have subadvisory relationships; (2) the nature and quality of services expected to be rendered to the Fund by AXA Rosenberg; (3) the distinct investment objectives and policies of the Fund; (4) the history, reputation, qualification and background of AXA Rosenberg as well as the qualifications of its personnel and its financial condition; (5) its performance record; and (6) other factors deemed relevant. The Trustees also reviewed the fees to be paid to AXA Rosenberg under the agreement in comparison to those being charged in the relevant segment of the mutual fund business and considered the appropriateness of the weighting given to the fixed and variable components of such fees. Also influencing the Board's decision were considerations of whether the Performance Adjustment is reasonably structured, and in particular whether it (a) will unduly reward AXA Rosenberg for random short-term fluctuations in the market, (b) will be measured against an appropriate benchmark, (c) will give rise to significant costs in connection with the implementation or adjustment of such benchmark, or (d) will give rise to volatility in AXA Rosenberg's fee revenues that would have a significant impact on its financial health and, in particular, on its ability to provide quality services to the Fund. In this regard, the Trustees also considered the fact that CSIM, and not the shareholders of the Fund, would pay or recoup any Performance Adjustment to the fee payable to AXA Rosenberg.

     Based on this evaluation, the Trustees considered whether the Subadviser Agreement would be in the best interests of the Fund and its shareholders. Accordingly, for the reasons noted above, together with other factors and information considered relevant, the Trustees concluded that the Subadviser Agreement would be in the best interest of the Fund and its shareholders.


     ADMINISTRATIVE SERVICES. The Trust has entered into a Fund Administration Agreement with BISYS Fund Services Ohio, Inc. (the "Administrator") pursuant to which the Administrator provides certain administrative services necessary for the Fund's operations including: (i) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the Securities and Exchange Commission ("SEC") and state securities commissions, and preparation of proxy statements and shareholder reports for the Fund; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Fund's officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Fund. For these services, the Administrator is entitled to receive a fee, payable monthly, based on the average daily net assets of the Trust. The Administration fees will be calculated as follows:


       AVERAGE DAILY NET ASSETS                    FEE
       -------------------------   -------------------------------------
       $0 - $25 million            No fees charged by the Administrator
       $25 - $500 million          0.09% on the assets over $25 million
       $500 million - $1 billion   0.07% on the assets over $500 million
       Above $1 billion            0.04% on the assets over $1 billion

The Trust's principal underwriter is an affiliate of the Administrator.


     The Trust has also entered into a fund accounting agreement with BISYS Fund Services Ohio, Inc. (the "Fund Accountant") pursuant to which the Fund Accountant provides certain accounting services necessary for the Fund's operations. For these services, the Fund Accountant is entitled to receive $40,000 per annum, plus an additional fee of $10,000 per annum for each class in excess of two classes.


     DISTRIBUTOR AND DISTRIBUTION AND SHAREHOLDER SERVICE PLAN. As stated in the Prospectus under the heading "Purchasing Fund Shares -- Distributor," Institutional Shares and Investor Shares of the Fund are sold on a continuous basis by the Trust's distributor, Laudus Distributor, Inc. (the "Distributor"). The Distributor's principal offices are located at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110. Under the distributor's contract between the Trust and the Distributor (the "Distributor's Contract"), the Distributor is not obligated to sell any specific amount of shares of the Fund and will purchase shares for resale only against orders for shares.

     Pursuant to the distribution and shareholder service plan (the "Plan") described in the Prospectus, in connection with the distribution of Investor Shares of the Fund and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Investor Shares of the Fund, the Distributor receives certain distribution and shareholder service fees from the Fund. The Distributor may pay all or a portion of the distribution and service fees it receives from the Fund to participating and introducing brokers. The Fund pays no fees in connection with the distribution of Institutional Shares.

     The Plan may be terminated with respect to Investor Shares by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distributor's Contract (the "Independent Trustees"), or by vote of a majority of the outstanding voting securities of the Investor Shares. Any change in the Plan that would materially increase the cost to Investor Shares requires approval by holders of Investor Shares. The Trustees of the Trust review quarterly a written report of such costs and the purposes for which such costs have been incurred. Except as described above, the Plan may be amended by vote of the Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. For so long as the Plan is in effect, selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

     The Distributor's Contract may be terminated with respect to the Fund or Investor Shares thereof at any time by not more than 60 days' nor less than 30 days' written notice without payment of any penalty either by the Distributor or by the Fund or class and will terminate automatically, without the payment of any penalty, in the event of its assignment.

     The Plan and the Distributor's Contract will continue in effect with respect to Investor Shares for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees (or by vote of a majority of the outstanding shares of the class, in the case of the Distributor's Contract) cast in person at a meeting called for that purpose.

     If the Plan or the Distributor's Contract is terminated (or not renewed), it may continue in effect with respect to any class of the Fund as to which they have not been terminated (or have not been renewed).

     The Trustees of the Trust believe that the Plan will provide benefits to the Trust. The Trustees believe that the Plan will result in greater sales and/or fewer redemptions of Investor Shares although it is impossible to know for certain the level of sales and redemptions of the class that would occur in the absence of the Plan or under alternative distribution schemes. The Trustees believe that the effect on sales and/or redemptions benefits the Trust by reducing Fund expense ratios and/or by affording greater flexibility to the Trust.


     The Plan is a "compensation" plan. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor in their periodic review of the Plan, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


CUSTODIAL ARRANGEMENTS


     State Street Bank and Trust Company ("State Street"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street holds in safekeeping certificated securities and cash belonging to the Trust and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Trust's independent registered public accounting firm is PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Trust's federal and state income tax returns and the Trust's filings with the Securities and Exchange Commission, and consults with the Trust as to matters of accounting and federal and state income taxation.


TRANSFER AND DIVIDEND-PAYING AGENT


     The Trust's transfer and dividend-paying agent is BISYS Fund Services Ohio, Inc. ("BISYS"), 3435 Stelzer Road, Columbus, OH 43219, for which BISYS receives additional fees.


CODES OF ETHICS


     Each of the Trust (on behalf of the Fund), CSIM, AXA Rosenberg, and the principal underwriter have adopted codes of ethics (each a "Code") under Rule 17j-1 of the 1940 Act. The Trust's Code permits personnel subject thereto to invest in securities, but not in securities that the Fund may purchase or hold. Subject to certain conditions or restrictions, CSIM's Code permits personnel to buy or sell, directly or indirectly, securities for their own accounts. This includes securities that may be purchased or held by the funds CSIM manages. Securities transactions by some of these individuals may be subject to prior approval of CSIM's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements. AXA Rosenberg's Code permits personnel subject thereto to invest in securities, subject to prior approval. The principal underwriter's Code permits personnel subject thereto to invest in securities, including securities that the Fund may purchase or hold, so long as the investment does not lead to an actual or potential conflict of interest.


                             PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

     The purchase and sale of portfolio securities for the Fund and for the other investment advisory clients of AXA Rosenberg are made by AXA Rosenberg with a view to achieving each client's investment objective. For example, a particular security may be purchased or sold on behalf of certain clients of AXA Rosenberg even though it could also have been purchased or sold for other clients at the same time.


     Likewise, a particular security may be purchased on behalf of one or more clients when AXA Rosenberg is selling the same security on behalf of one or more other clients. In some instances, therefore, AXA Rosenberg, acting for one client, may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected PRO RATA on the basis of cash available or another equitable basis so as to avoid any one account being preferred over any other account.


BROKERAGE AND RESEARCH SERVICES

     Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid for such securities usually includes an undisclosed dealer commission or mark up. In the selection of brokers, dealers or futures commissions merchants (collectively, "brokers") and the placing of orders for the purchase and sale of portfolio investments for the Fund, AXA Rosenberg shall comply with such policies established by the Trustees and communicated to AXA Rosenberg in writing and shall seek to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. In using its best efforts to obtain for the Fund the most favorable price and execution available, AXA Rosenberg, bearing in mind the Fund's best interests at all times, shall consider all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker involved and the quality of service rendered by the broker in other transactions. Subject to such policies as the Trustees may determine and communicate to AXA Rosenberg in writing, AXA Rosenberg shall not be deemed to have acted unlawfully or to have breached any duty created by the Subadviser Agreement or otherwise solely by reason of its having caused the Fund to pay a broker that provides brokerage and research services to AXA Rosenberg or any affiliated person of AXA Rosenberg an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if AXA Rosenberg determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or AXA Rosenberg's overall responsibilities with respect to each Fund and to other clients of AXA Rosenberg and any affiliated person of AXA Rosenberg as to which AXA Rosenberg or any affiliated person of AXA Rosenberg exercises investment discretion.

     Over-the-counter transactions often involve dealers acting for their own account. It is AXA Rosenberg's policy to place over-the-counter market orders for the Fund with primary market makers unless better prices or executions are available elsewhere.

     Although AXA Rosenberg does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for the Fund, AXA Rosenberg will receive such services from brokers who are expected to handle a substantial amount of the Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. AXA Rosenberg uses such research in servicing other clients as well as the Trust.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and subject to such policies as the Trustees of the Trust may determine, AXA Rosenberg may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in that Act) to AXA Rosenberg an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

PERFORMANCE COMPARISONS

     Investors may judge the performance of the Fund by comparing its performance to the performance of other mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, MORNINGSTAR, INC., IBBOTSON ASSOCIATES, CDA/WIESENBERGER, THE NEW YORK TIMES, BUSINESS WEEK, U.S.A. TODAY, INSTITUTIONAL INVESTOR and other periodicals. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Fund may also include in advertisements and reports to shareholders information discussing the performance of AXA Rosenberg in comparison to other investment advisers and to other institutions.

     From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders:
(1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various investment products, which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in the Fund. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

     The Trust is a diversified open-end series investment company organized as a Massachusetts business trust. A copy of the Second Amended and Restated Agreement and Declaration of Trust of the Trust, as amended (the "Declaration of Trust"), is on file with the Secretary of the Commonwealth of Massachusetts. The fiscal year of the Trust ends on March 31. The Trust changed its name to "Barr Rosenberg Series Trust" from "Rosenberg Series Trust" on August 5, 1996. Effective March 30, 2004, the Trust changed its name to the "Laudus Trust."

     Interests in the Trust's portfolios are currently represented by shares of twelve series, the Fund, the Laudus Rosenberg U.S. Small Capitalization Fund, Laudus Rosenberg U.S. Discovery Fund, Laudus Rosenberg U.S. Large Capitalization Fund, Laudus Rosenberg U.S. Large Capitalization Growth Fund, Laudus Rosenberg International Equity Fund, Laudus Rosenberg International Small Capitalization Fund, Laudus Rosenberg European Fund, Laudus Rosenberg U.S. Long/Short Equity Fund, Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, Laudus Rosenberg Value Long/Short Equity Fund and the Laudus Rosenberg Global Long/Short Equity Fund, issued pursuant to the Declaration of Trust. The rights of shareholders and powers of the Trustees of the Trust with respect to such shares are described in the Prospectus.

     The Laudus Rosenberg U.S. Small Capitalization Fund is divided into three classes of shares: Institutional Shares, Investor Shares and Adviser Shares. Each other series of the Trust is divided into two classes of shares:
Institutional Shares and Investor Shares.

     Each class of shares of each Fund represents interests in the assets of such Fund and has identical dividend, liquidation and other rights and the same terms and conditions, except that expenses, if any, related to the distribution and shareholder servicing of a particular class are borne solely by such class, and each class may, at the discretion of the Trustees of the Trust, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund.

     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of each series of the Trust.

VOTING RIGHTS

     Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

     Each class of shares of the Fund has identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution and shareholder service plan applicable to that class. All classes of shares of the Fund will vote together, except with respect to any distribution and shareholder service plan applicable to a class or when a class vote is required as specified above or otherwise by the 1940 Act.

     There will normally be no meetings of shareholders for the purpose of electing Trustees, except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series, sub-series or classes of shares of any series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

PROXY VOTING

     The Trust's proxy voting policy is attached as Appendix A to this SAI.

     Shareholders wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting should send their written submissions to the Trust at 3435 Stelzer Road, Columbus OH 43219. Proposals must be received a reasonable time in advance of a proxy solicitation to be included. Submission of a proposal does not guarantee inclusion in a proxy statement because proposals must comply with certain federal securities regulations.

SHAREHOLDER AND TRUSTEE LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund is unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also provides for indemnification by the Trust of the Trustees and the officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that such Trustees are liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. In addition, CSIM has agreed to indemnify each Trustee who is not "an interested person" of the Trust to the maximum extent permitted by the 1940 Act against any liabilities arising by reason of such Trustee's status as a Trustee of the Trust.

OWNERS OF 5% OR MORE OF A FUND'S SHARES

     As of the date of this Statement of Additional Information, no persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Fund. Those persons who beneficially own more than 25% of a particular class of shares in the Fund may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

                        DETERMINATION OF NET ASSET VALUE


     Each business day, the Fund calculates its share price, or NAV, as of the close of the New York Stock Exchange ("NYSE"). This means that NAVs are calculated using the values of the Fund's portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or the adviser deems them to be unreliable are required to be valued at fair value using procedures approved by the Board of Trustees. The Fund uses approved pricing services to provide values for its portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last sales price that day, or, if there are no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities may be fair valued pursuant to procedures approved by the Fund's Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the Fund pursuant to the procedures.


                        PURCHASE AND REDEMPTION OF SHARES

     The procedures for purchasing shares of the Fund and for determining the offering price of such shares are described in the Prospectus. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of (i) $250,000 or (ii) 1% of the total net asset value of the Trust at the beginning of such period. The procedures for redeeming shares of the Fund are described in the Prospectus.

     As described in the Prospectus, the Trust reserves the right, in its sole discretion, to reject purchase orders for shares of the Fund. As a general matter, the Trust expects that it will not accept purchase orders when the purchase price is to be paid by cash (in the form of actual currency), third party checks, checks payable in foreign currency, credit card convenience checks or traveler's checks.

                                              APPENDIX A - PROXY VOTING POLICIES

                                  LAUDUS TRUST
                         LAUDUS VARIABLE INSURANCE TRUST

                      PROXY VOTING STATEMENT AND GUIDELINES

PROXY VOTING POLICY

     It is the policy of the Laudus Trust and the Laudus Variable Insurance Trust (each a "Trust" and, collectively, the "Trusts") to vote all proxies in the best interests of the Funds' shareholders. In furtherance of this policy, the Trusts have delegated the authority and responsibility to vote securities held in the Funds to Charles Schwab Investment Management, Inc., the Funds' investment adviser (the "Adviser"). Pursuant to a subadvisory agreement between the Trusts, the Adviser and AXA Rosenberg Investment Management LLC, the Funds' subadviser (the "Subadviser"), the Subadviser will exercise any voting rights attaching to investments in the Funds except with the agreement or the specific instructions of the Board of Trustees of the Trusts or the Adviser.

     It is the Subadviser's policy to vote all proxies for the exclusive benefit of the accounts whose assets the Subadviser manages, except where the client has elected to vote proxies as must be stipulated in writing. The Subadviser will normally vote proxies consistent with recommendations provided by Institutional Shareholder Service's ("ISS") Proxy Advisory Service(SM). A summary of ISS proxy voting guidelines is provided in the accompanying Appendices.

                      PROXY VOTING PROCEDURES AND POLICIES

STATEMENT OF PROXY VOTING

Proxy voting is an important right of the shareholders. Consequently, it is AXA Rosenberg Investment Management LLC's and its advisory affiliates' (collectively, "AXA Rosenberg") policy to vote proxy proposals on behalf of its clients in a manner which is reasonably anticipated to further the best economic interests of those clients.

The client relationships in which AXA Rosenberg will vote the proxies include:

     -    Employee benefit plans and other clients subject to ERISA;
     - Institutional clients, not subject to ERISA, which have delegated proxy-voting responsibility to AXA Rosenberg;
     - Registered investment companies advised or sub-advised by AXA Rosenberg; and
     -    Limited partnerships and other commingled funds advised by AXA
          Rosenberg

AXA Rosenberg will also accommodate clients who delegate proxy voting responsibility to AXA Rosenberg, but who wish to retain the right to exercise proxy voting rights associated with their portfolio on specific proxy issues.

For those advisory clients who have not delegated or who have expressly retained proxy-voting responsibility, AXA Rosenberg has no authority and will not vote any proxies for those client portfolios.

PROXY VOTING PROCEDURES


CSIM has retained ISS to assist AXA Rosenberg in coordinating and voting proxies with respect to client securities. Once it is deemed that AXA Rosenberg will vote proxies on behalf of a client, AXA Rosenberg notifies ISS of this delegation, thereby enabling ISS to automatically receive proxy information. AXA Rosenberg monitors ISS to assure that the proxies are being properly voted and appropriate records are being retained.


ISS will:

     1.   Keep a record of each proxy received;

     2. Determine which accounts managed by AXA Rosenberg hold the security to which the proxy relates; and

     3. Compile a list of accounts that hold the security, together with the number of votes each account controls and the date by which AXA Rosenberg must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

     4. AXA Rosenberg will identify conflicts that exist between the interests of AXA Rosenberg and its clients.

DISCLOSURE

AXA Rosenberg will provide a copy of these policies and procedures on the AXA Rosenberg website (www.axarosenbergfunds.com) and will include a copy of these policies and procedures in its Form ADV Part II. Additionally, AXA Rosenberg will disclose in its Form ADV Part II that clients may contact AXA Rosenberg via email or by telephone in order to obtain information on how AXA Rosenberg voted such client's proxies, and to request a copy of these procedures and policies. If a client with a separate account requests this information, AXA Rosenberg will prepare a written response to the client that lists among other matters, with respect to each voted proxy of which the client has inquired: the name of the issuer, the proposal voted upon, and how AXA Rosenberg voted the client's proxy.

                           ISS PROXY VOTING GUIDELINES

                                     SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.

1.   AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:
     - An auditor has a financial interest in or association with the company, and is therefore not independent;

     -    Fees for non-audit services are excessive; or

     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.   BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.   SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

4.   PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.   POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.   MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.   REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.   CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

     - It is intended for financing purposes with minimal or no dilution to current shareholders;
     - It is not designed to preserve the voting power of an insider or significant shareholder.

9.   EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     -    Historic trading patterns
     -    Rationale for the repricing
     -    Value-for-value exchange
     -    Option vesting
     -    Term of the option
     -    Exercise price
     -    Participation

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:

     -    Purchase price is at least 85 percent of fair market value;

     -    Offering period is 27 months or less; and

     -    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                     CONCISE GLOBAL PROXY VOTING GUIDELINES

FOLLOWING IS A CONCISE SUMMARY OF GENERAL POLICIES FOR VOTING GLOBAL PROXIES. IN ADDITION, ISS HAS COUNTRY- AND MARKET-SPECIFIC POLICIES, WHICH ARE NOT CAPTURED BELOW.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS
Vote FOR approval of financial statements and director and auditor reports, unless:

     - there are concerns about the accounts presented or audit procedures used; or

     - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

     - there are serious concerns about the accounts presented or the audit procedures used;

     -    the auditors are being changed without explanation; or

     - nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company. ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS
Vote FOR the appointment or reelection of statutory auditors, unless:

     - there are serious concerns about the statutory reports presented or the audit procedures used;

     - questions exist concerning any of the statutory auditors being appointed; or

     - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME
Vote FOR approval of the allocation of income, unless:

     - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

     -    the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION
Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS
Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS
Vote FOR management nominees in the election of directors, unless:
     - there are clear concerns about the past performance of the company or the board; or

     -    the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.
Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

DIRECTOR COMPENSATION
Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry. Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

DISCHARGE OF BOARD AND MANAGEMENT
Vote FOR discharge of the board and management, unless:
     - there are serious questions about actions of the board or management for the year in question; or

     -    legal action is being taken against the board by other shareholders.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

                             SHARE ISSUANCE REQUESTS

GENERAL ISSUANCES
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
SPECIFIC ISSUANCES
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL
Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
     - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

     - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

CAPITAL STRUCTURES
Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.
Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid. Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS
Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS
Vote FOR share repurchase plans, unless:
     -    clear evidence of past abuse of the authority is available; or

     -    the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS
Vote FOR mergers and acquisitions, unless:
     - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

     - the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS
Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS
Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS
Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

PART C    OTHER INFORMATION
          LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
          LAUDUS ROSENBERG U.S. DISCOVERY FUND
          LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
          LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND
          LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND
          LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
          LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
          LAUDUS ROSENBERG EUROPEAN FUND
          LAUDUS ROSENBERG U.S. LONG/SHORT EQUITY FUND
          LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
          LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND


ITEM 23.  EXHIBITS.

     (a) (1) Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;

          (2) Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;

          (3) Amendment No. 2 to Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on May 28, 1999;

          (4) Amendment No. 3 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement filed on July 28, 2000;

          (5) Amendment No. 4 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement filed on December 4, 2000;

          (6) Amendment No. 5 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on July 11, 2001.

          (7) Amendment No. 6 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on January 16, 2002;

          (8) Amendment No. 7 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement filed on March 28, 2002;

          (9) Amendment No. 8 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;


          (10) Amendment No. 9 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- filed herewith;


     (b) By-Laws of the Registrant -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;


     (c) Reference is made to Article 5 of the Second Amended and Restated Agreement and Declaration of Trust of the Registrant;

     (d) (1) Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Small Capitalization Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (2) Management Contract between the Registrant on behalf of its Laudus Rosenberg International Small Capitalization Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (3) Management Contract between the Registrant on behalf of its Laudus Rosenberg Value Long/Short Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (4) Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short

               Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (5) Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Growth Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (6) Management Contract between the Registrant on behalf of its Laudus Rosenberg International Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (7) Management Contract between the Registrant on behalf of its Laudus Rosenberg Global Long/Short Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (8) Management Contract between the Registrant on behalf of its Laudus Rosenberg U. S. Discovery Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (9) Management Contract between the Registrant on behalf of its Laudus Rosenberg European Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (10) Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (11) Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Long/Short Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (12) Form of Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Value Fund and Charles Schwab Investment Management, Inc. -- filed herewith;

          (13) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Small Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (14) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg International Small Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (15) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg Value Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (16) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (17) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Growth Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (18) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg International Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (19) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg Global Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (20) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U. S. Discovery Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (21) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg European Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (22) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (23) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (24) Form of Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Value Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- filed herewith;


     (e) (1) Further Amended and Restated Distributor's Contract between the Registrant and Barr Rosenberg Funds Distributor, Inc. -- incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on January 16, 2002;

          (2) Amendment to Further Amended and Restated Distributor's Contract between the Registrant and Barr Rosenberg Funds Distributor, Inc. -- incorporated by reference to Post-Effective

               Amendment No. 40 to the Registration Statement filed on January 16, 2002;

     (f)  None;

     (g) (1) Custody Agreement between the Registrant and Custodial Trust Company -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;

          (2) Custody Agreement between the Registrant and State Street Bank and Trust Company -- incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on July 11, 2001;


          (3) Appendix A to the Custodian Agreement between the Registrant and State Street Bank and Trust Company -- filed herewith;

          (4) Form of Special Custody Account Agreement among the Registrant on behalf of its AXA Rosenberg Global Market Neutral Fund (renamed AXA Rosenberg Multi-Strategy Market Neutral Fund), Custodial Trust Company and Bear, Stearns Securities Corp. -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;

          (5) Schedule of remuneration to Custody Agreement between the Registrant and Custodial Trust Company -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;


     (h) (1) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to the Post-Effective Amendment No. 44 to the Registration Statement filed on May 30, 2003;


          (2) Expense Limitation Agreement between Charles Schwab Investment Management, Inc. and the Registrant on behalf of the Funds -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (3) Schedule A to the Expense Limitation Agreement between Charles Schwab Investment Management, Inc. and the Registrant -- filed herewith;

          (4) Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to the Post-Effective Amendment No. 44 to the Registration Statement filed on May 30, 2003;

          (5) Schedule A to the Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- filed herewith;

          (6) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to the Post-Effective Amendment No. 44 to the Registration Statement filed on May 30, 2003;

     (i)  Opinion and Consent of Counsel -- filed herewith;

     (j) Consent of Independent Registered Public Accounting Firm -- filed herewith;


     (k)  None;

     (l) Investment letter regarding initial capital -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;

     (m) (1) Amended and Restated Distribution and Shareholder Service Plan for Investor shares -- incorporated by reference to Post-Effective Amendment No. 24 filed on May 28,1999;

          (2) Distribution and Service Plan for Class A Shares -- incorporated by reference to Post-Effective Amendment No. 35 filed on December 4, 2000;

          (3) Distribution and Service Plan for Class B Shares -- incorporated by reference to Post-Effective Amendment No. 40 filed on January 16, 2002;

          (4) Distribution and Service Plan for Class C Shares -- incorporated by reference to Post-Effective Amendment No. 35 filed on December 4, 2000;

     (n) Further Amended and Restated Multi-Class Plan -- incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on July 11, 2001;

     (p) (1) Code of Ethics of the Registrant -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;


          (2) Code of Ethics of Charles Schwab Investment Management, Inc., investment adviser to the Funds - incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (3) Code of Ethics of AXA Rosenberg Investment Management LLC, investment subadviser to the Funds -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;

          (4) Code of Ethics of BISYS Fund Services Ohio, Inc., affiliate of principal underwriter to the Funds -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;


     (q) (1) Power of Attorney of Nils H. Hakansson -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (2) Power of Attorney of Mariann Byerwalter -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (3) Power of Attorney of Jeffrey M. Lyons -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (4) Power of Attorney of William A. Hasler -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


     The Board of Trustees of Registrant is substantially similar to the Board of Trustees of other Funds advised by Charles Schwab Investment Management, Inc. However, the officers of these Funds are different. That fact, together with the fact that the power residing in the respective boards and officers arises as the result of an official position with the respective Funds leads the Registrant to take the position that it is not under common control with these other Funds.


ITEM 25.  INDEMNIFICATION.

(a)  Indemnification

     Article VIII of the Registrant's Second Amended and Restated Agreement and Declaration of Trust reads as follows (referring to the Registrant as the "Trust"):

                                  ARTICLE VIII

                                 Indemnification


     SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.


     SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available fact (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any

Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.


     SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

     SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder."



(b)  Summary of Indemnification Provisions

     The Trust shall indemnify each of its Trustees and officers against all liabilities, expenses and counsel fees reasonably incurred in the defense or disposition of any action, suit or proceeding in which the Trustee or officer is involved because of his or her role as a Trustee or officer unless, in the final adjudication of that action, suit or proceeding, the Trustee or officer was found to have acted with willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. This right of indemnification is not exclusive.

     Any shareholder held personally liable solely by reason of having been a shareholder shall be entitled to be held harmless from and indemnified against all loss or expense arising from such liability.

(c)  Insurance

     The Trust maintains Professional Liability Insurance for each of its directors and officers. The Trust's policy is carried by the American International Specialty Lines Insurance Company and insures each director and officer against professional liability for decisions made in connection with the Trust, to the extent permitted by the 1940 Act, up to a maximum of $3,000,000.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


     The Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989, also serves as the investment manager to the Laudus Variable Insurance Trust, Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to the Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.


     The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.


NAME AND POSITION                                                     CONNECTION WITH
WITH ADVISER              NAME OF COMPANY                             OTHER COMPANY
-----------------         ---------------                             ---------------
Charles R. Schwab         Charles Schwab & Co., Inc.                  Chairman
Director
                          The Charles Schwab Bank, N.A.               Chairman, Director
                          The Charles Schwab Corporation              Chairman; Co-Chief Executive Officer
                                                                      until May 2003
                          Schwab Holdings, Inc.                       Chairman and Chief Executive Officer
                          Schwab International Holdings, Inc.         Chairman and Chief Executive Officer
                          Schwab (SIS) Holdings, Inc.                 Chairman and Chief Executive Officer
                          Charles Schwab Holdings (UK)                Chairman
                          U.S. Trust Corporation                      Director
                          United States Trust                         Director

                          Company of New York
                          The Gap, Inc.                               Director
                          Siebel Systems                              Director
                          Xign, Inc.                                  Director until June 2003
                          Stanford University                         Trustee
                          Audiobase, Inc.                             Director until March 2002
                          Vodaphone AirTouch PLC                      Director until May 2002
                          The Charles Schwab Trust Company            Director until July 2001
                          SchwabFunds family of mutual funds          Trustee and Chairman

Randall W. Merk           Charles Schwab & Co., Inc.                  Executive Vice President.
Director, President and                                               Prior to September 2002, Mr. Merk was
Chief Executive Officer                                               President and Chief Investment
                                                                      Officer, American Century Investment
                                                                      Management and Director, American
                                                                      Century Companies, Inc. (June 2001
                                                                      to August 2002); Chief Investment
                                                                      Officer, Fixed Income, American
                                                                      Century Companies, Inc. (January
                                                                      1997 to June 2001).
                          Charles Schwab Asset Management             Director
                          (Ireland) Limited
                          Charles Schwab Worldwide Funds PLC          Director
                          SchwabFunds family of mutual funds          President and Chief Executive Officer

Koji Felton               SchwabFunds family of mutual funds          Secretary
Senior Vice President,
Chief Counsel and
Assistant Corporate
Secretary

Tai-Chin Tung             The Charles Schwab Trust Company            Vice President
Senior Vice President
and Chief Financial
Officer
                          Charles Schwab Asset Management (Ireland)   Director
                          Limited

                          Charles Schwab Worldwide Funds PLC          Director
                          SchwabFunds family of mutual funds          Treasurer and Principal Financial
                                                                      Officer

Stephen B. Ward           The Charles Schwab Trust Company            Chief Investment Officer
Director, Senior Vice
President and Chief
Investment Officer
                          SchwabFunds family of mutual funds          Senior Vice President and Chief
                                                                      Investment Officer

Jeffrey Mortimer                             --                                      --
Vice President and
Senior Portfolio
Manager

Jana D. Thompson          Charles Schwab & Co., Inc.                  Senior Vice President; Vice
Senior Vice President                                                 President, 2000 to February 2004
                          Laudus Trust and Laudus Variable            President
                          Insurance Trust



     AXA Rosenberg Investment Management LLC (the "Subadviser") was organized as a limited liability company under the laws of the State of Delaware in 1998, and is registered as an investment adviser under the Investment Advisers Act of 1940. The Subadviser provides investment advisory services to a substantial number of institutional investors and to the Laudus Rosenberg U.S. Small Capitalization Fund, the Laudus Rosenberg International Small Capitalization Fund, the Laudus Rosenberg Value Long/Short Equity Fund, the Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the Laudus Rosenberg U.S. Large Capitalization Growth Fund, the Laudus Rosenberg U.S. Large Capitalization Value Fund, the Laudus Rosenberg International Equity Fund, the Laudus Rosenberg Global Long/Short Equity Fund, the Laudus Rosenberg U.S. Discovery Fund, the Laudus Rosenberg European Fund, the Laudus Rosenberg U.S. Large Capitalization Fund, the Laudus Rosenberg U.S. Global Long/Short Equity Fund and the Laudus Rosenberg VIT Value Long/Short Equity Fund.


     Set forth below are the substantial business engagements during at least the past two fiscal years of each director or officer of the Subadviser:


NAME AND POSITION         NAME OF                                     CONNECTION WITH
WITH SUBADVISER           OTHER COMPANY                               OTHER COMPANY
-----------------         -------------                               ---------------
Kenneth Reid              Barr Rosenberg Research Center              Director
Global Chief Investment
Officer

NAME AND POSITION         NAME OF                                     CONNECTION WITH
WITH SUBADVISER           OTHER COMPANY                               OTHER COMPANY
-----------------         -------------                               ---------------
William Ricks                                --                                      --
Chief Executive Officer
and Chief Investment
Officer

Thomas Mead               Barr Rosenberg Research Center              Director; Deputy Director, 1999
Global Research                                                       to 2002
Director of Research
Center


ITEM 27.  PRINCIPAL UNDERWRITERS:


(a) Laudus Distributor, Inc. (f/k/a Barr Rosenberg Funds Distributor, Inc.) (the "Distributor") is the principal underwriter of the Trust's Institutional Class, Investor Class and Adviser Class shares. The Distributor is also the principal underwriter for the Laudus Variable Insurance Trust.


(b) Information with respect to the Distributor's directors and officers is as follows:

                                POSITIONS AND OFFICES                       POSITIONS AND OFFICES
     NAME                       WITH UNDERWRITER                            WITH REGISTRANT
     ----                       ---------------------                       ---------------------
     William J. Tomko           President                                   None

     Kevin J. Dell              Secretary                                   None

     Edward S. Forman           Assistant Secretary                         None

     Dennis R. Sheehan          Director                                    None

     James L. Fox               Treasurer/Director                          None

     Stephen Hoffman            Financial Operations Officer                None

     Richard F. Froio           Vice President/Chief Compliance Officer     None

     Charles L. Booth           Vice President/Assistant Compliance         None
                                Officer

     The principal business address of all directors and officers of the Distributor is 100 Summer Street, Suite 1500, Boston, Massachusetts, 02110

(c)  None

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of:

1.   Laudus Trust
     3435 Stelzer Road
     Columbus, Ohio  43219
     Rule 31a-1 (b)(1),(2),(3), (4), (5), (6), (7), (8), (9), (10), (11)
     Rule 31a-2 (a)

2.   Charles Schwab Investment Management, Inc.
     101 Montgomery Street
     San Francisco, CA 94104

3.   AXA Rosenberg Investment Management LLC
     Four Orinda Way, Building E
     Orinda, CA  94563
     Rule 31a-1 (f)
     Rule 31a-2 (e)

4.   Laudus Distributor, Inc.
     3435 Stelzer Road
     Columbus, Ohio  43219
     Rule 31a-1 (d)
     Rule 31a-2 (c)

ITEM 29.  MANAGEMENT SERVICES.

     None.

ITEM 30.  UNDERTAKINGS.

     The Registrant undertakes to comply with the last three paragraphs of
Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Trust.

                                     NOTICE

     A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding for any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 47 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California, on the 27th day of May, 2004.

                                        LAUDUS TRUST

                                        By:  /s/ JANA D. THOMPSON
                                             --------------------


                                             Jana D. Thompson
                                             President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated and on the 27th day of May, 2004.



       SIGNATURE                                 TITLE                              DATE
       ---------                                 -----                              ----
/s/ JANA D. THOMPSON           President (Principal Executive Officer)          May 27, 2004
--------------------
Jana D. Thompson

/s/ TROY SHEETS                Chief Financial Officer (Principal               May 27, 2004
---------------                Financial and Accounting Officer)
Troy Sheets

        *                      Trustee                                          May 27, 2004
-------------------
Jeffrey M. Lyons

        *                      Trustee                                          May 27, 2004
-------------------
Mariann Byerwalter

        *                      Trustee                                          May 27, 2004
-------------------
Nils H. Hakansson

        *                      Trustee                                          May 27, 2004
-------------------
William A. Hasler



*By:  /s/ JENNIFER M. LEACH
      ---------------------

      Jennifer M. Leach
      Attorney-in-Fact


Date: May 27, 2004

                                  EXHIBIT INDEX


EXHIBIT
NUMBER       DESCRIPTION
-------      -----------
23(a)(10)    Amendment No. 9 to Second Amended and Restated Agreement and
             Declaration of Trust

23(d)(12)    Form of Management Contract between the Registrant on behalf of its
             Laudus Rosenberg U.S. Large Capitalization Value Fund and Charles
             Schwab Investment Management, Inc.

23(d)(24)    Form of Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Value Fund, Charles
             Schwab Investment Management, Inc. and AXA Rosenberg Investment
             Management LLC

23(g)(3)     Appendix A to the Custodian Agreement between the Registrant and
             State Street Bank and Trust Company

23(h)(3)     Schedule A to the Expense Limitation Agreement between Charles
             Schwab Investment Management, Inc. and the Registrant

23(h)(5) Schedule A to the Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc.

23(i)        Opinion and Consent of Counsel

23(j)        Consent of Independent Registered Public Accounting Firm


                                      xviii